Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Ambow Education Holding Ltd.
Entity Central Index Key	0001494558
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	49,088,096
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	95,392,968

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2011 USD USD ($)	Dec. 31, 2011 USD Class A Ordinary Shares USD ($)	Dec. 31, 2011 USD Class B Ordinary Shares USD ($)
Current assets:
Cash and cash equivalents	470,682	869,300					$ 74,784
Restricted cash	2,200						350
Term deposits	46,205	59,200					7,341
Accounts receivable, net	108,247	48,287					17,199
Amounts due from related parties	66,521	150,182					10,569
Deferred tax assets	17,126	7,916					2,721
Prepaid and other current assets	574,123	528,897					91,219
Assets classified as held for sale	384,401						61,075
Total current assets	1,669,505	1,663,782					265,258
Non-current assets:
Property and equipment, net	789,016	673,341					125,362
Land use rights, net	243,737	257,445					38,726
Intangible assets, net	512,047	529,979					81,356
Goodwill	1,159,386	1,000,555					184,207
Deferred tax assets	4,800	4,315					763
Non-current amounts due from related parties	22,463						3,569
Other non-current assets	319,673	109,080					50,791
Total non-current assets	3,051,122	2,574,715					484,774
Total assets	4,720,627	4,238,497					750,032
Current liabilities:
Short-term borrowings	118,070	118,070					18,759
Current portion of long-term borrowings	16,000	61,000					2,542
Deferred revenue	456,189	446,084					72,481
Accounts payable	51,896	39,568					8,245
Accrued and other liabilities	482,476	303,666					76,658
Income taxes payable	132,406	89,521					21,037
Amounts due to related parties	47,531	13,493					7,552
Liabilities classified as held for sale	145,169						23,065
Total current liabilities	1,449,737	1,071,402					230,339
Non-current liabilities:
Deferred tax liabilities	154,368	154,793					24,527
Long-term borrowings	46,500	54,000					7,388
Non-current portion of consideration payable for acquisitions and other liabilities	303,559	225,309					48,231
Total non-current liabilities	504,427	434,102					80,146
Total liabilities	1,954,164	1,505,504					310,485
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares			15	14	87	87		2	14
Additional paid-in capital	2,498,162	2,463,238					396,918
Statutory reserve	122,199	71,759					19,415
Warrants	1,219						194
Retained earnings	111,417	140,672					17,703
Accumulated other comprehensive income (deficit)	(21,517)	4,181					(3,419)
Total Ambow Education Holding Ltd.'s equity	2,711,582	2,679,951					430,827
Non-controlling interest	54,881	53,042					8,720
Total shareholders' equity	2,766,463	2,732,993					439,547
Total liabilities and shareholders' equity	4,720,627	4,238,497					$ 750,032

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Class A Ordinary Shares
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	49,088,096	21,354,414
Ordinary shares, shares outstanding	49,088,096	21,354,414
Class B Ordinary Shares
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	95,392,968	121,212,562
Ordinary shares, shares outstanding	95,392,968	121,212,562
USD | Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	0.0001
Ordinary shares, shares authorized	1,000,000,000
Ordinary shares, shares issued	49,088,096
Ordinary shares, shares outstanding	49,088,096
USD | Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	0.0001
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	95,392,968
Ordinary shares, shares outstanding	95,392,968

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Selling and marketing CNY	Dec. 31, 2010 Selling and marketing CNY	Dec. 31, 2009 Selling and marketing CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2009 General and administrative CNY	Dec. 31, 2011 Research and development CNY	Dec. 31, 2010 Research and development CNY	Dec. 31, 2009 Research and development CNY	Dec. 31, 2011 USD USD ($)	Dec. 31, 2011 USD Selling and marketing USD ($)	Dec. 31, 2011 USD General and administrative USD ($)	Dec. 31, 2011 USD Research and development USD ($)
NET REVENUES
- Educational program and services	1,321,141	1,002,458	613,611										$ 209,908
- Software products	348,071	214,663	123,104										55,303
Total net revenues	1,669,212	1,217,121	736,715										265,211
COST OF REVENUES
- Educational program and services	(684,638)	(513,083)	(346,092)										(108,778)
- Software products	(30,694)	(13,721)	(10,750)										(4,877)
Total cost of revenues	(715,332)	(526,804)	(356,842)										(113,655)
GROSS PROFIT	953,880	690,317	379,873										151,556
Operating expenses:
Selling and marketing	(353,425)	(235,683)	(127,688)										(56,154)
General and administrative	(329,913)	(220,602)	(136,466)										(52,418)
Research and development	(39,541)	(27,553)	(16,968)										(6,282)
Impairment loss	(25,336)												(4,025)
Total operating expenses	(748,215)	(483,838)	(281,122)										(118,879)
OPERATING INCOME	205,665	206,479	98,751										32,677
OTHER INCOME (EXPENSE)
Interest expenses	(31,354)	(20,942)	(13,184)										(4,982)
Interest income	6,751	10,238	6,157										1,073
Foreign exchange losses, net	(5,343)	(3,711)	(591)										(849)
Other income, net	2,312	2,275	3,488										367
INCOME BEFORE INCOME TAX, NON-CONTROLLING INTEREST, AND DISCONTINUED OPERATIONS	178,031	194,339	94,621										28,286
Income tax expense	(42,231)	(37,635)	(2,772)										(6,710)
INCOME FROM CONTINUING OPERATIONS	135,800	156,704	91,849										21,576
Income (loss) from and (loss) on sale of discontinued operations, net of income tax	(119,581)	54,995	46,172										(19,000)
NET INCOME	16,219	211,699	138,021										2,576
Non-controlling interest	4,966	4,333	215										789
NET INCOME ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	21,185	216,032	138,236										3,365
Preferred shares redemption value accretion		(94,209)	(157,877)
Allocation of net income to participating preferred shareholders		(55,534)	(93,611)
NET INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	21,185	66,289	(113,252)										3,365
Net income (loss) from continuing operations per share-basic (in CNY and dollars per share)	0.98	0.13	(4.07)										$ 0.16
Net income (loss) from continuing operations per share-diluted (in CNY and dollars per share)	0.94	0.14	(4.07)										$ 0.15
Net income (loss) from discontinued operations per share-basic (in CNY and dollars per share)	(0.84)	0.64	1.18										$ (0.13)
Net income (loss) from discontinued operations per share-diluted (in CNY and dollars per share)	(0.79)	0.49	1.18										$ (0.13)
Weighted average shares used in calculating basic net income (loss) per share (in shares)	142,939,038	85,551,412	39,193,092										142,939,038
Weighted average shares used in calculating diluted net income (loss) per share (in shares)	150,432,812	112,122,045	39,193,092										150,432,812
Share-based compensation expense included in:
Share-based compensation expense	33,348	34,214	13,531	7,286	7,204	4,411	25,220	26,029	8,640	842	981	480	$ 5,299	$ 1,158	$ 4,007	$ 134

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (DEFICIT) In Thousands, except Share data, unless otherwise specified	Total CNY	USD USD ($)	Series A Convertible Preferred Shares CNY	Series B Convertible Preferred Shares CNY	Series C Convertible Preferred Shares CNY	Series D Convertible Preferred Shares CNY	Ordinary shares CNY	Ordinary shares Series A Convertible Preferred Shares CNY	Ordinary shares Series B Convertible Preferred Shares CNY	Ordinary shares Series C Convertible Preferred Shares CNY	Ordinary shares Series D Convertible Preferred Shares CNY	Additional paid-in capital CNY	Additional paid-in capital Series A Convertible Preferred Shares CNY	Additional paid-in capital Series B Convertible Preferred Shares CNY	Additional paid-in capital Series C Convertible Preferred Shares CNY	Additional paid-in capital Series D Convertible Preferred Shares CNY	Statutory reserves CNY	Warrants CNY	Retained Earnings (Accumulated deficit) CNY	Accumulated other comprehensive income(deficit) CNY	Non-controlling Interest CNY	Comprehensive Income (deficit) CNY
Balance at Dec. 31, 2008	336,850		14,283	96,667			26					188,924					16,285	2,737	(5,485)	23,413
Balance (in shares) at Dec. 31, 2008			12,900,000	17,745,522			33,587,586
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares for acquisitions	414,027						9					414,018
Issuance of ordinary shares for acquisitions (in shares)							11,412,077
Non-controlling interests from acquisitions of subsidiaries	56,690																				56,690
Share-based compensation	13,531											13,531
Appropriation to statutory reserves																	17,870		(17,870)
Preferred shares redemption value accretion	(157,877)																		(157,877)
Foreign currency translation adjustment	380																			380		380
Net income	138,021																		138,236		(215)	138,021
Total comprehensive income																						138,401
Balance at Dec. 31, 2009	801,622		14,283	96,667			35					616,473					34,155	2,737	(42,996)	23,793	56,475
Balance (in shares) at Dec. 31, 2009			12,900,000	17,745,522			44,999,663
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on IPO	422,913						10					422,903
Issuance of ordinary shares on IPO (in shares)							16,221,568
Exercise of warrants							1					2,736						(2,737)
Exercise of warrants (in shares)							590,193
Share-based compensation	34,214											34,214
Conversion of preferred shares			(14,283)	(96,667)	579,490	792,502		9	12	16	18		14,274	96,655	579,474	792,484
Conversion of preferred shares (in shares)			(12,900,000)	(17,745,522)				12,900,000	17,745,522	23,387,381	26,722,649
Expenses related to IPO	3,474											3,474
Appropriation to statutory reserves																	37,604		(37,604)
Preferred shares redemption value accretion	(94,209)											(99,449)							5,240
Capital injection to Taishidian Holding from minority shareholders	900																				900
Foreign currency translation adjustment	(19,612)																			(19,612)		(19,612)
Net income	211,699																		216,032		(4,333)	211,699
Total comprehensive income																						192,087
Balance at Dec. 31, 2010	2,732,993						101					2,463,238					71,759		140,672	4,181	53,042
Balance (in shares) at Dec. 31, 2010							142,566,976
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on exercise of options	2,796						1					2,795
Issuance of ordinary shares on exercise of options (in shares)							1,914,088
Non-controlling interests from acquisitions of subsidiaries	6,805																				6,805
Share-based compensation	33,348											32,129						1,219
Appropriation to statutory reserves																	50,440		(50,440)
Foreign currency translation adjustment	(25,698)																			(25,698)		(25,698)
Net income	16,219	2,576																	21,185		(4,966)	16,219
Total comprehensive income																						(9,479)
Balance at Dec. 31, 2011	2,766,463	$ 439,547					102					2,498,162					122,199	1,219	111,417	(21,517)	54,881
Balance (in shares) at Dec. 31, 2011							144,481,064

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 Series A convertible redeemable preferred shares CNY	Dec. 31, 2010 Series B convertible redeemable preferred shares CNY	Dec. 31, 2010 Series C convertible redeemable preferred shares CNY	Dec. 31, 2010 Series D convertible redeemable preferred shares CNY	Dec. 31, 2011 USD USD ($)
Cash flows from operating activities
Net income	16,219	211,699	138,021					$ 2,576
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	138,393	117,388	68,306					21,988
Accretion of long-term payable balances	17,150	10,958	7,144					2,725
Share-based compensation expense	33,348	34,214	13,531					5,299
Bad debt provision	14,181	458	351					2,253
Foreign exchange losses, net	5,343	3,711	591					849
Impairment losses from continuing operations and discontinued operations	152,580							24,243
Deferred tax	(19,855)	(18,619)	(6,265)					(3,155)
Others	1,571	630	1,014					249
Changes in operating assets and liabilities:
Accounts receivable	(67,441)	(26,759)	391,384					(10,715)
Prepaid and other current assets	(335,883)	9,321	33,458					(53,366)
Amounts due from related parties	(8,084)	32,144	24,903					(1,284)
Other non-current assets	(48,387)	(11,942)	(49,260)					(7,688)
Accounts payable	8,561	(51,207)	(121,006)					1,360
Accrued and other liabilities	263,222	75,873	27,572					41,822
Income tax payable	43,343	41,954	25,975					6,886
Deferred revenue	62,754	25,880	(39,151)					9,971
Amounts due to related parties	19,690	1,211	6,526					3,129
Net cash provided by operating activities	296,705	456,914	523,094					47,142
Cash flows from investing activities
Proceeds from deposits of restricted cash		10,000
Deposit for restricted cash	(2,150)							(342)
Placement of term deposits	(58,205)	(67,700)	(129,423)					(9,248)
Maturity of term deposits	71,200	128,123	11,000					11,313
Prepayment for land use right			(6,341)
Purchase of property and equipment	(284,813)	(119,457)	(84,603)					(45,252)
Proceeds from disposal of property and equipment	6,001		213					954
Purchase of intangible assets	(25,932)	(20,368)	(20,594)					(4,120)
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	(90,917)	(91,164)	(626,617)					(14,445)
Prepayments for acquisitions		(283,198)
Return of prepayments from cancellation of acquisition agreements	10,000	54,000	69,000					1,589
Purchase of operating rights		(2,500)	(15,000)
Cash balance at disposed entities	(4,481)							(712)
Deposit for leasehold improvements	(65,001)							(10,328)
Deposit for a long-term lease	(53,000)							(8,421)
Others	2,740	(100)						435
Net cash used in investing activities	(494,558)	(392,364)	(802,365)					(78,577)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses		447,628
Proceeds from short-term borrowings	168,070	224,070	201,000					26,704
Proceeds from long-term borrowings	18,500	15,500	10,000					2,939
Repayments of short-term borrowings	(168,070)	(219,000)	(129,500)					(26,704)
Repayments of long-term borrowings	(71,000)	(62,500)	(168,000)					(11,281)
Proceeds from issuance of shares upon of exercise of share options	2,684							427
Capital injection from minority shareholders	3,600	900						572
Net cash provided by/(used in) financing activities	(46,216)	406,598	(86,500)					(7,343)
Cash and cash equivalents included in assets held for sale	(139,099)							(22,101)
Effects of exchange rate changes on cash and cash equivalents	(15,450)	(11,774)	(3,127)					(2,455)
Net change in cash and cash equivalents	(398,618)	459,374	(368,898)					(63,334)
Cash and cash equivalents at beginning of year	869,300	409,926	778,824					138,118
Cash and cash equivalents at end of year	470,682	869,300	409,926					74,784
Supplemental disclosure of cash flow information
Income tax paid	(10,320)	(18,460)	(1,312)					(1,640)
Interest paid	(15,179)	(10,537)	(11,927)					(2,412)
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares into ordinary shares				14,283	96,667	579,490	792,502
Issuance of ordinary shares for purchases of subsidiaries			414,027
Issuance of ordinary shares upon exercise of warrants		2,737
Issuance of share options upon exercise of warrants (Note 15)	1,219							194
Consideration for purchase of subsidiaries net-off against related party receivables due		50,156
Consideration for purchase of building and land use rights offset by amounts due from related parties	17,407							2,701
Long-term prepayment offset by outstanding prepaid and other current assets	66,000							10,486
Consideration for purchase of subsidiaries net-off against receivables due			168,781
Purchase of property, plant and equipment financed by accounts payable and other payables	21,405							3,401
Purchase of subsidiaries net-off against prepaid amount	194,698		14,819					30,934
Purchase of subsidiaries through financing of payables	109,961		95,686					$ 17,471

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a. Background

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (the “Company”), its subsidiaries and variable interest entities (“VIEs”) for which the Company or its subsidiaries are the primary beneficiaries. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Company was incorporated in the Cayman Islands on June 26, 2007. Pursuant to a group reorganization in February 2005 and a share exchange agreement in July 2007, the Company became the ultimate parent company of the Group.

In 2008 and 2009, the Group entered into 24 acquisitions, 23 of which are accounted for as business combinations. The other one is an acquisition of operating rights for a fixed period of time, which is accounted for as a prepaid operating lease. The 23 acquisitions involved the Group obtaining control of one or more existing businesses in exchange for cash and/or common stock. Therefore, the Group accounts for them as business combinations using the purchase method of accounting.

On August 5, 2010, the Company and certain selling shareholders of the Company (the “Selling Shareholders”) completed its initial public offering of 10,677,207 American Depositary Shares (“ADSs”) at US$10.0 per ADS. Each ADS comprises two Class A ordinary shares of the Company. Immediately prior to the completion of the initial public offering (“IPO”), all of the Company’s then outstanding preferred shares automatically converted into an equal number of ordinary shares; and all the 196,731 Series B warrants were exercised at US$0.75 per share to purchase 590,193 ordinary shares on a 1 for 3 share exchange basis. The fair value of the exercised warrants was approximately US$362,922.

In 2011, the Group completed 7 acquisitions, all of which are accounted for as business combinations using the purchase method of accounting. The 7 acquisitions involved the Group obtaining control of one or more existing businesses in exchange for cash.

In December 2011, the Company disposed of 5 legal entities, being Xi’an Dragon Continuation School (“Xi’anTutoring”), Shandong North Resource Information Technology Co., Ltd. and Jinan Prosperous Resource Technology Co., Ltd. (a sub-group of the same business and together referred to as the “Shandong Software Companies”), Guangzhou Modern Olympic Training School (“Guangzhou HP Tutoring”), and Tianjin Yimatong Technology Development Co., Ltd. (“Tianjin Holding”) (together the disposed entities are referred to as the “4 Disposed Businesses”). Please refer to Note 24 (a) for details.

In December 2011, the Company signed an agreement to sell 3 legal entities, being Beijing Century College and its 100% owned Beijing Siwa Century Facility Management Co. (together “Beijing Century College Group”) and Beijing 21st Century International School (“21st School”) to Xihua Investment Group (“Xihua Group”). As of December 31, 2011, the disposal transaction has not been completed. Beijing Century College Group is currently classified as held for sale on the balance sheet. 21st School remains included as held for use since the Company will have significant continuing involvement in 2lst School following the planned disposal. Please refer to Note 24 (b) for details.

b. Nature of operations

The Group is a national provider of educational and career enhancement services in the People’s Republic of China (“PRC”). The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group is also pursuing opportunities to provide similar services to those outlined above outside of the PRC.

c. Major subsidiaries and VIEs

As of December 31, 2011, the Company’s major subsidiaries and VIEs include the following entities:

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries

Beijing Ambow Online Software Co., Ltd. (“Ambow Online”)	August 24, 2000	PRC	Investment holding

Ambow Education Co., Ltd. (Cayman)	January 25, 2005	Cayman Islands	Investment holding

Ambow Education Ltd. (Cayman)	June 6, 2007	Cayman Islands	Investment holding

Ambow Education (Hong Kong) Ltd.	December 17, 2007	Hong Kong	Investment holding

Beijing Ambow Chuangying Education and Technology Co., Ltd.	January 18, 2008	PRC	Investment holding

Wenjian Gongying Venture Investment Enterprise	July 20, 2009	PRC	Investment holding

Variable interest entities (“VIEs”)

Beijing Normal University Ambow Education Technology Co., Ltd.( “Ambow Shida”)	July 30, 2004	PRC	Investment holding

Shanghai Ambow Education Information Consulting Co., Ltd. (“Ambow Shanghai”)	May 16, 2006	PRC	Investment holding

Ambow Sihua Education and Technology Co., Ltd. (“Ambow Sihua”)	April 17, 2007	PRC	Investment holding

Suzhou Wenjian Venture Investment Management Consulting Co., Ltd. (“Suzhou Wenjian”)	February 25, 2009	PRC	Investment holding

Subsidiaries of VIEs

Changsha Study School (“Changsha Tutoring”)	June 1, 1984	PRC	Tutoring

Tianjin Peace School (“Tianjin Tutoring”)	March 5, 1986	PRC	Tutoring

Beijing Intelligent Training School (“Beijing YZ Tutoring”)	December 30, 1994	PRC	Tutoring

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	K-12 School

21st School	February 20, 1993	PRC	K-12 School

Jilin Clever Training School (“Jilin Tutoring”)	May 8, 2000	PRC	Tutoring

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	K-12 School

Applied Technology College of Soochow University (“Applied Technology College”)	April 29, 2006	PRC	College

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	K-12 School

Beijing Jinghan Yingcai Education and Technology Co., Ltd. (“Beijing JY Tutoring”)	January 21, 2009	PRC	Tutoring

Guangzhou ZhiShan Education Technology Co., Ltd. (“Guangzhou ZS Career Enhancement”)	January 1, 2011	PRC	Career Enhancement

Hebei Yuanlong Corporate Management Co., Ltd. (“Hebei YL Career Enhancement”)	January 13, 2011	PRC	Career Enhancement

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	Career Enhancement

Beijing Jinghan Taihe Education Technology Co., Ltd. (“Beijing JT Tutoring”)	Jul 12, 2011	PRC	Tutoring

The names of certain schools or companies referred to above represent management’s best effort in translating the Chinese names of these entities as no English names for these entities have been registered.

d. VIE arrangements

PRC regulations restrict foreign owned companies from directly investing in certain businesses providing educational services in China. In order to comply with these regulations the Company, through its PRC subsidiaries, has entered into exclusive technical consulting and service agreements (the “Service Agreements”) with a number of VIEs in China which are able to provide such educational services.

The shareholders of the VIEs, through share pledge agreements, have pledged all of their rights and interests in the VIEs, including voting rights and dividend rights, to the Company or its subsidiaries as collateral for their obligation to perform in accordance with the Service Agreements. Further, the shareholders of the VIEs, through exclusive call option agreements, granted to the Company or its subsidiaries an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in the VIEs for an amount equal to the original cost of their investment should the purchase become permissible under the relevant PRC law.

Through the contractual agreements described above, the following companies: Ambow Shida, Ambow Shanghai, Ambow Sihua and Suzhou Wenjian are considered to be VIEs in accordance with US GAAP for the following reasons:

· Shareholders of the VIEs lack the right to receive any expected residual returns from the VIEs;

· Shareholders of VIEs lack the ability to make decisions about the activities of the VIEs that have a significant effect on their operation; and

· Substantially all of the VIEs’ businesses are conducted on behalf of the Company or its subsidiaries.

The Company, either directly or through its subsidiaries, is the primary beneficiary of the VIEs because it holds all the variable interests in the VIEs. As a result, the accounts and operations of the VIEs and their subsidiaries are included in the accompanying consolidated financial statements.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting guidance for VIE. The amendment effectively replaces a quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financing interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a VIE that mostly significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with VIEs and about any significant changes in risk exposure as a result of that involvement.

The Group adopted the new guidance on January 1, 2010, and the disclosure guidance was retrospectively applied for all periods presented in the financial statements.

As discussed above, the Company had consolidated the VIEs under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of those entities. Because the Company, through its wholly owned subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly impact the entity’s economic performance and (2) the right to receive benefits from the VIE, it continues to consolidate the VIE upon the adoption of the new guidance.

Risk in relation to the VIE structure

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group’s VIE contractual arrangements. If the Group’s ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violation, including (i) revoking the business and operating licenses of the Company’s PRC subsidiaries and VIEs; (ii) discontinuing or restricting the operations of any related-party transactions among the Company’s PRC subsidiaries and VIEs; (iii) imposing fines or other requirements with which the Group or the Company’s PRC subsidiaries and VIEs may not be able to comply; (iv) revoking the preferential tax treatment enjoyed by the Company’s PRC subsidiaries and VIEs; (v) requiring the Group or the Company’s PRC subsidiaries and VIEs to restructure the ownership structure or operations; or (vi) restricting or prohibiting the Group’s use of its IPO proceeds to finance its business and operations in China. If any of the above penalties is imposed on the Group, the Group’s business operations and expansion, financial condition and results of operations will be materially and adversely affected.

The Company’s operations depend on the VIEs and their respective shareholders to honor their contractual agreements with the Company. All of these agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. The management believes that the VIE agreements are in compliance with PRC law and are legally enforceable.

However, the interpretation and implementation of the laws and regulations in the PRC and their application to the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

The following combined financial information of the Group’s VIEs and, as applicable, a subsidiary of one of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	(in thousands)
	2009	2010	2011
Total assets	3,438,272	4,032,772	4,421,661

Total liabilities	(2,277,049)	(2,890,190)	(2,959,371)

	For the Year ended December 31,
	(in thousands)
	2009	2010	2011
Net revenue	397,024	956,954	1,192,633

Net loss	(19,287)	(14,311)	(102,892)

	For the Year ended December 31,
	(in thousands)
	2009	2010	2011
Net cash provided by operating activities	257,368	265,497	285,147

Net cash provided by (used in) investing activities	67,738	(2,218)	(142, 685)

Net cash provided by financing activities	(146,500)	(21,030)	(68,900)

Cash of discontinued operation classified as held for sale	—	—	(139,099)

During 2011, five subsidiaries of VIEs were disposed of (the 4 Disposed Businesses) and the results are included in discontinued operations. For further details, see Note 24 (a) and (c). Two subsidiaries of VIEs were classified as assets held for sale (Beijing Century College Group) and included in discontinued operations. For further details, see Note 24 (b).

Currently there are no contractual arrangements that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC educational and career enhancement services through the VIEs and its subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

As disclosed in Note 24 (b), the Company is in the process of disposing of  21st School, a subsidiary of a VIE, but will retain a continuing involvement in the operations of the school, and so it continues to be included as a continuing operation.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

a. Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.2939, representing the noon buying rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2011. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

As mentioned in Note 1 (a), the 4 Disposed Businesses have been disposed of in 2011 and classified as discontinued operations, and Beijing Century College Group has been classified as held for sale and is also classified under discontinued operations.

b. Comparability due to disposal and reclassification

Amounts in the consolidated financial statements for the year ended December 31, 2010 were reclassified to conform to the presentation used in the year ended December 31, 2011.  See Note 24- “Discontinued Operations” for a discussion relating to these reclassifications.  The results of the discontinued operations have been reflected separately in the statement of operations as a single line-item in accordance with U.S. GAAP.

The consolidated statements of operations and segment reporting information for the two years ended December 31, 2009 and 2010 were also revised. The revisions relate to i) a reclassification of amortization expense attributable to student populations, and ii) to include the disclosure of cost of sales for software products. The amortization charge was previously reported within general and administrative expenses, and has now been reclassified into cost of sales in 2011. The 2009 and 2010 cost of sales and general and administrative expenses have been restated by RMB 12,126 and RMB 18,155, respectively to ensure comparability. The Company considers the current classification to be more appropriate given that student populations contribute directly to the generation of “Educational program and services” revenue.

c. Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. On an on-going basis, the Group evaluates its estimates, including those related to the useful lives of long-lived assets including property and equipment, stock-based compensation, goodwill and other intangible assets, income taxes, bad debt provision and contingencies. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

d. Basis of consolidation

All significant inter-company transactions and balances have been eliminated upon consolidation. Non-controlling interests represent the equity interests in the Company’s subsidiaries and VIEs that are not attributable, either directly or indirectly, to the Company.

e. Significant risks and uncertainties

The Group participates in a regulated and dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: the share market performance and public interest in companies operating in the PRC that are listed on the share market in the United States; competition from other competitors; regulatory or other PRC related factors including risk in relation to the VIE structure ; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s success in managing and integrating businesses acquired; and general risks associated with the education industry in the PRC.

f. Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

g. Restricted cash

Restricted cash relates to cash deposited into banking institutions as a security deposit to enable further borrowings from the bank.

h. Term deposits

Term deposits consist of bank deposits with an original maturity of between three to twelve months.

i. Allowance for doubtful accounts

Accounts receivable mainly represent the amounts due from the customers, distributors, or students of the Company’s various subsidiaries and VIEs. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote.

j. Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on straight-line basis over the useful life of land use right.

k. Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 – 50 years
Motor vehicles	5 years
Office and computer equipments	3 – 5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

l. Construction in progress

Construction in progress represents property and equipment under construction or installation, which is recorded at actual cost. Cost comprises the original cost of equipment, installation costs and construction costs. Borrowing costs on qualifying assets are capitalized as part of the cost of the fixed assets until the assets are ready for their intended use. Construction in progress is transferred to fixed assets when the assets are ready for their intended use, at which time depreciation begins.

m. Intangible assets, net

Finite lived intangible assets are initially recorded at fair value when acquired in a business combination and are amortized on a straight-line basis except student populations and customer relationships which are amortized using an accelerated method to reflect the expected departure rate over the remaining useful life of the asset. The Group reviews identifiable amortizable intangible assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Determination of recoverability is based on the lowest level of identifiable estimated undiscounted cash flows resulting from use of the asset and its eventual disposition. Measurement of any impairment loss is based on the excess of the carrying value of the asset over its fair value. The intangible assets have original estimated useful lives as follows (see Note 7-”Intangible assets, net” for additional information):

Software	3 years to 5 years
Student populations	2.8 years to 15 years
Customer relationships	1.8 years to 5.7 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Non compete agreement	3 years to 4.5 years
Trade names	Indefinite

The Group has determined that trade names have the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the respective trade names. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually in the fourth quarter or more frequently if events or circumstances indicate that the assets may be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names exceed their fair values.

n. Segments

The Group determined its reporting units in accordance with ASC 280, “Segment Reporting” (“ASC 280”). The group evaluates a reporting unit by first identifying its operating segments under ASC 280, and then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Group evaluate those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Group determines if the segments are economically similar and, if so, the operating segments are aggregated. The Group currently has four operating segments and eight reporting units. Please refer to Note 20 “Segment information” for details.

o. Goodwill

Goodwill represents the excess of costs over the fair value of net assets of businesses acquired. Goodwill acquired in a business combination is tested for impairment at least annually or more frequently when events and circumstances occur indicating that the recorded goodwill may be impaired with the following two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. The fair value of each reporting unit is established using a combination of expected present value of future cash flows and income approach valuation methodologies. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. A reporting unit constitutes a business for which discrete profit and loss financial information is available. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgement and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparables. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar. Therefore, 21st school was tested for impairment as its own reporting unit at the date that a decision was made to dispose of the school and this led to an impairment charge of RMB 25,336 for the year ended December 31, 2011. Please refer to Note 8 of the financial statements for details.

The Group performs impairment tests in the fourth quarter of each year. At the latest impairment test date, the fair value of our reporting units was significantly in excess of carrying value.  As of September 30, 2011, if the discount rates (weighted average cost of capital used in our analysis) had been 100 basis points higher than those estimated for each reporting unit and all other assumptions were held constant, the goodwill  impairment test would have resulted in the same conclusion.  Similarly, if the long-term growth rates had been 100 basis points lower than those estimated for each reporting unit and all other assumptions were held constant, the goodwill impairment test would have resulted in the same conclusion.

Future changes in the judgements and estimates underlying our analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill.

Except for the impairment loss recognized in relation to entities disposed or in the process of being disposing in 2011, no other goodwill impairment loss was recognized for any years presented.

p. Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. In addition to the impairment loss recognized in relation to discontinued operations, no other, impairment loss related to long-lived assets during the years ended December 31, 2009, 2010 and 2011.

q. Revenue recognition

The Group’s revenue is primarily generated from delivering educational programs and services and sales of software products. The Group’s customers include mainly students attending classes at its own schools, training centers or college; students attending classes run by our cooperative partners; corporate clients attending our outbound and management training classes; and distributors whom the Group sells its software products or services to.

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and collectability of the related fee is reasonably assured. Revenues presented in the consolidated financial statements represent revenues from educational program and services, and sales of software products. If any of the aforementioned criteria are not met, we defer recognizing the revenue until such time as all criteria are met.

Sales to distributors

Sales to distributors include sales of educational programs and services which mainly consist of career enhancement and corporate training programs where the end user accesses content through the Company’s server or sales of software products where the end user accesses content on a compact disk with no further interaction with the Company.

The Group recognizes revenue from sales to distributors with a proven historical payment record as described below for the relevant service or product. If collectability cannot be reasonably assured, especially for sales to distributors for which no historical payment record exists, revenue starts to be recognized upon the collection of cash attributable to the revenue.

Sales to distributors in 2011 represented 20.7% of total net revenues in 2011 (2010: 15.5%; 2009: 18.4%).

Educational programs and services

Educational programs and services primarily consist of primary and secondary curriculum education, university curriculum education, tutoring programs that supplement primary and secondary curriculum education and career enhancement and other corporate training programs that are provided directly or indirectly to customers, where the Group is responsible for delivery of the programs and services. For the curriculum education programs, the tuition revenue, including accommodation, is recognized on a straight-line basis over the length of the course, which is typically over a period of a semester. For tutoring programs, tuition revenue is recognized on a straight-line basis over the period during which tutoring services are provided to students. Educational materials revenue, which is immaterial and has not been disclosed separately, relates to the sales of books, course materials, course notes for which the Group recognizes revenue when the materials have been delivered to students.

Educational programs and services also include programs offered online which could be accessed through a username and password. Career enhancement services such as CCEP, CBS and the Career GPS System have been offered to students and other customers either directly or through sales to distributors. Revenue attributable to these service offerings is recognized on a straight-line basis over the length of the course, which is typically one to three months.

In accordance with ASU No.2009 -13, the Company treats service contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue on a periodic basis during the contract periods when each deliverable service was provided. Since the contract price is for all the deliverables under the contract, the Company allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by ASU No.2009 - 13. The Company uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third -party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) management’s best estimate of the selling price for that deliverable.

Sales of software products

Software product revenues relate to revenues from the sale of educational compact disks (“CDs”) either directly to students or to distributors or educational content downloaded through the internet. Major software products sold includes Bopo English and the Group’s Practice and Training Platform. The sales arrangements do not include post customer support services and the Group does not provide customers with upgrades. The Group recognizes revenue for these products in accordance with U.S. GAAP guidance on software revenue recognition, (i.e. revenue is recognized from the sale of software products when delivery has occurred based on purchase orders, contracts or other documentary evidence, provided that collection of the resulting receivable is reasonably assured.)

If a sales contract stipulates more than one deliverable and includes the sale of software products, the deliverables are considered as multiple accounting units in accordance with ASC Topic 985, “Revenue”, the total revenue on such arrangements is allocated among the individual deliverables based on their relative fair values. For example, the Company has arrangements where sales of software products are bundled with sales of educational services. In such arrangements, the software product is delivered initially before the provision of services. If sufficient vendor-specific objective evidence of fair value does not exist for the allocation of revenue, the fee for the entire arrangement is recognized ratably over the term of the arrangement. Revenue is recorded net of business tax and surcharges.

Ambow Online, Ambow Yuhua, and Shandong Software Companies, which are the companies from which the Group sells its software products, are each subject to 17% value added tax (“VAT”) for the revenues from software products sold in the PRC. Companies that fulfill certain criteria set by the relevant authorities including developing their own software products and registering the software product with the relevant authorities in the PRC are entitled to a refund of VAT equivalent to the excess of VAT paid over and above 3% of net revenues.

For all years presented, Ambow Online and the Shandong Software Companies have met these criteria and therefore were entitled to the VAT refund. Ambow Yuhua has met these criteria and was entitled to the VAT refund since 2011.

Suzhou Yisi Chuangyi Technology Co., Ltd. (“Suzhou Career Enhancement”) was a small scale VAT taxpayer in 2009, and was subject to 3% VAT on the revenue from software products sold within the PRC. From January 1, 2010, Suzhou Career Enhancement was changed from a small scale VAT taxpayer to a general VAT tax payer and is subject to 17% VAT on the revenues from software products sold in the PRC.

The Company has adopted gross presentation for VAT, by which VAT is included in revenues and cost of revenues, because the Company considers its 17% VAT obligation and its entitlement to a 14% VAT refund as one integrated preferential VAT policy.

Barter transactions

For barter transactions, the Company recognizes revenue and expense at fair value.  For barter transactions involving the receipt of advertising services, the Company recognizes revenue and expense at fair value only if the fair value of the advertising services received in the transaction are determinable.  The Company had no barter transactions in 2009 and 2010.  In 2011, the Company had software sales of RMB 37.3 million to companies with which the Company had also entered into arrangements for those customers to provide the Company advertising services. Both the software sales and the advertising services were separate cash transactions, but given the timing proximity of the transaction to each other, the Company accounted for these in accordance with its barter transaction accounting policy.

r. Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and land use rights used in the provision of educational services, costs of educational materials, and costs paid to sales agents for their services.

Cost of revenues for software products primarily consists of raw material costs of compact disks and packaging and license fees.

s. Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term. The Group normalizes rent expense on operating leases that involve rent concessions.

t. Research and development

Research and development expenses comprise of: i) payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platforms and courseware, and ii) outsourced development costs. Except for costs related to internal use software and website development costs, the Group expenses all other research and development costs when incurred for the years presented.

i)                          Software to be sold, leased or marketed

The Group recognizes costs to develop its online education technology platform and courseware in accordance with the guidance in ASC Topic 985-20, “Costs of Software to be Sold, Leased or Marketed”. Costs incurred for the development of online education technology platforms and courseware, prior to the establishment of technological feasibility, are expensed when incurred. Once an online education technology platform or courseware has reached technological feasibility with a proven ability to operate in the market, all subsequent online education technology platform or courseware development costs are capitalized until the product is available for general release. Technical feasibility is evaluated on a product-by-product basis, but typically encompasses technical design documentation.

ii)                       Internal use software

The Group recognizes internally used software development costs in accordance with the guidance in Internal Use Software subtopic of ASC Topic 350. Accordingly, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing software. Direct costs incurred to develop the software during the application development stage that can provide future benefits are capitalized.

For the years ended December 31, 2009, 2010 and 2011, the Group capitalized certain internal use software development costs of continuing operations totaling approximately RMB 10,285, RMB 25,536, and RMB 9,973, respectively. The estimated useful life of costs capitalized is evaluated for each specific project as four years. For the years ended December 31, 2009, 2010 and 2011, the amortization of capitalized costs amounted to approximately RMB 1,519, RMB 4,409, and RMB 10,007, respectively, and have been included as part of general and administrative expenses and research and development expenses. Capitalized internal use software and website development costs are included in intangible assets: others, net.

u. Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses of continuing operations were RMB 41,240, RMB 70,521 and RMB 138,825 for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included as part of selling and marketing expenses.

v. Foreign currency translation

The Group uses RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, Hong Kong and the British Virgin Islands is the US$, while the functional currency of the other entities in the Group is the RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the statement of shareholders’ equity and comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gain/loss, net on the consolidated statement of operations.

w. Foreign currency risk

The RMB is regulated by the PRC government and is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. Limitations on foreign exchange transactions imposed by the PRC government could cause future exchange rates to vary significantly from current or historical exchange rates. Further, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents and term deposits of the Group included aggregate amounts of RMB 550,290 and RMB 450,901 at December 31, 2010 and 2011, respectively, which were denominated in RMB.

x. Fair value of financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, borrowings and amounts due from and due to related parties. Except for accounts receivable and accounts payable arising from school acquisitions, which are determined based on the incremental borrowing rate discounted using the effective interest method, the carrying values of other financial instruments approximate their fair values due to their short-term maturities.

y. Net income (loss) per share

In accordance with US GAAP guidance on “Computation of Earnings Per Share” and “Participating Securities and the Two-Class Method”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their respective participating rights. All of the preferred shares of the Company are participating securities on a fixed basis (refer to Note 13 for dividend provisions of all preferred shares). Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the convertible preferred shares (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Ordinary share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

z. Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not some portion or all of the deferred tax assets will not be realized. Income taxes are provided for in accordance with the laws of the relevant taxing authorities.

aa. Uncertain tax positions

The Group adopted the guidance on accounting for uncertainty in income taxes as of January 1, 2007. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Group believes that certain positions might be challenged despite its belief that its tax return positions are in accordance with applicable tax laws. The Group adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, new tax legislation, or the change of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate, as well as the related net interest and penalties where applicable. See Note 17—“Income Taxes” for additional information. For the years ended December 31, 2009, 2010 and 2011, the Group did not have any interest and penalties associated with tax positions. See Note 17 for details of the Group’s tax position as of December 31, 2011.

bb. Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported as a component of the consolidated statements of shareholders’ equity.

cc. Imputation of interest on long-term receivables and payables

The Group imputes interest on non-current receivables and payables in accordance with ASC Topic 835-30. Four long-term payable balances amounted to RMB 108 million (maturity dates range from January 2013 to December 2013) and two long-term receivable balances amounted to RMB 22 million (maturity date is December 2031) arose as part of the Group’s business combinations during the year 2009 and 2011. For the years ended December 31, 2010 and 2011, net interest expense of RMB 6,915 and RMB 10,647 were imputed on the outstanding long-term receivable and payable balances using the incremental borrowing rate of approximately 7.01% and 6.99%, respectively.

dd. Share-based compensation

The Group grants share options/ warrants to its employees, directors and non-employees. The Group measures the cost of employee services received at the grant-date using the fair value of the equity instrument issued net of an estimated forfeiture rate, and therefore only recognizes compensation costs for those shares expected to vest over the service period of the award. The Group records stock-based compensation expense on a straight-line basis over the requisite service period, generally ranging from one year to four years.

Cost of services received from non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period the service is provided. To the extent the Company recognizes any cost of service prior to the time the non-employees complete their performance, any interim measurements that the Company makes during the performance period are made at the then current fair values of equity instruments at each of those interim financial reporting dates.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

ee. Business combinations

The Group adopted on a prospective basis SFAS 141(R) business combinations (now codified as ASC Topic 805, Business Combinations) in January 2009. This guidance significantly changed how business acquisitions were accounted for and impacts financial statements both on the acquisition date and in subsequent periods. The Group accounted for acquisitions made in the years ended December 31, 2009 and 2011 using the acquisition method in accordance with ASC Topic 805.

ff. Borrowing costs

The Group capitalizes the borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset in accordance with ASC Topic 835-20, “Capitalization of Interest.”

gg. Long-lived assets to be disposed of

The Group accounts for a long-lived asset to be disposed of other than by sale in accordance with the provisions of ASC sub-topic 360-10 (“ASC 360-10”), “Impairment and Disposal of Long-lived Assets”, where such long-lived asset continues to be classified as held and used until it is disposed of.  When a long-lived asset ceases to be used, the carrying amount of the asset is written down to its salvage value, if any.

The Group accounts for a long-lived asset or disposal group to be sold in accordance with the provisions ASC 360-10, where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a complete sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdraw or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately in the balance sheets.  Long-lived assets reclassified as held for sale are not depreciated or amortized.  The Group follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company.  Such component is reported as discontinued operations.  In the period in which a component has been disposed of or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes (benefit), for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the statements of operations.

hh. Discontinued Operations

For a component of the Group that either has been disposed of or is classified as held for sale, the Group accounted for the result of operations of the component as a discontinued operation in accordance with ASC sub-topic 205-20 (“ASC 205-20”),  “Presentation of Financial Statements”, when (1) the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Group as a result of the disposal transaction; and (2) the Group will not have any significant continuing involvement in the operations of the component after the disposal transaction.

ii. Recently issued accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs”. This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (“IASB”) on fair value measurement and is intended to result in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The amendments in ASU 2011-04 are effective for public entities for interim and fiscal year beginning after December 15, 2011, and should be applied prospectively. Early adoption is not permitted for public entities. The Company does not expect this ASU to have a material impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. ASU 2011-05 will be applied retrospectively. The amendments in ASU 2011-05 are effective for public entities for interim and fiscal year beginning after December 15, 2011. Early adoption is permitted. Based on the Company’s evaluation of this ASU, the adoption of this amendment will only impact the presentation of comprehensive income on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350), Testing Goodwill for Impairment”. Annually, the ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines the fair value of a reporting unit is greater than its carrying amount, it is not required to perform the step 1 quantitative goodwill impairment test for the reporting unit. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company did not adopt this ASU in its goodwill testing.

In December 2011, the FASB issued revised guidance on “Disclosures about Offsetting Assets and Liabilities”. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company does not expect this ASU to have a material impact on the Company’s financial statements.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB

Accounts receivable	21,879	48,745	122,886
Less: allowance for doubtful accounts
Balance at beginning of year	—	(351)	(458)
Additional provision for bad debt	(351)	(107)	(14,181)
Balance at end of year	(351)	(458)	(14,639)
Accounts receivable, net	21,528	48,287	108,247

PREPAID AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID AND OTHER CURRENT ASSETS
PREPAID AND OTHER CURRENT ASSETS

4. PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Prepayments and deposits for acquisition	316,943	76,707
Current portion of prepaid advertising expense	431	72,080
Prepayment for new training centre project	—	65,609
Receivables arising from the termination of arrangements (Note (i))	72,444	98,061
Value added tax refund	18,771	45,800
Rental deposits	21,790	27,045
Receivables resulting from disposals (Note 24(a))	—	35,000
Receivable from Zhenjiang operating rights (Note 9(i))	—	35,000
Prepaid rental fees	13,671	28,433
Prepayment for cooperative rights to cooperating universities	9,640	10,710
Staff advances	8,545	8,891
Prepaid professional services fees	7,995	8,475
Deposit for purchase of land use rights	4,122	982
Prepaid channel fees/Prepaid Commission	3,672	647
Others	50,873	60,683
Total	528,897	574,123

(Note i) The balance includes RMB 24 million for the cancellation of an acquisition, RMB 30 million from the result of an arbitration hearing in respect of Guangzhou HP Tutoring (See Note 19 for further details), RMB 44 million for the cancellation of a proposed land use right purchase.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Buildings	539,149	503,204
Motor vehicles	12,446	16,074
Office and computer equipment	140,827	176,165
Leasehold improvements	52,407	229,333
	744,829	924,776
Less: accumulated depreciation	(85,820)	(165,460)
Add: construction in progress	14,332	29,700
Total	673,341	789,016

For the years ended December 31, 2009, 2010 and 2011, depreciation expenses of continuing operations were RMB 20,031, RMB 44,233 and RMB 57,977, respectively, and are recorded in cost of revenues, selling and marketing expenses and general and administrative expenses.

As of December 31, 2011, the Group is in the process of applying for the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 67,527.

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

6. LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Land use rights	267,700	259,321
Less: accumulated amortization	(10,255)	(15,584)
Land use rights, net	257,445	243,737

Amortization expenses for land use rights of continuing operations amounted to RMB 3,694, RMB 5,828 and RMB 6,098 for the years ended December 31, 2009, 2010 and 2011, respectively, and are recorded in cost of revenues and general and administrative expenses.

Based on the current land use rights held, future amortization expenses of continuing operations are estimated to be RMB 6,098 per year for each of the next five years through December 31, 2016.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2010			As of December 31, 2011
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
	RMB	RMB	RMB	RMB	RMB	RMB

Trade name	303,686	—	303,686	363,559	—	363,559
Student populations	64,060	(33,035)	31,025	74,740	(47,933)	26,807
Software	73,199	(23,983)	49,216	87,304	(49,043)	38,261
Customer relationship	9,940	(6,485)	3,455	7,390	(1,090)	6,300
Cooperative agreement*	101,963	(17,651)	84,312	22,843	(4,918)	17,925
Favorable lease	63,237	(4,952)	58,285	63,237	(7,135)	56,102
Non-compete agreement	—	—	—	3,188	(95)	3,093
Intangible assets	616,085	(86,106)	529,979	622,261	(110,214)	512,047

*In connection with the acquisitions completed in 2009 and 2011, the Group identified certain cooperative agreements as intangible assets, which were entered into by the sellers prior to the acquisitions. These cooperative agreements offer the Group the right to be affiliated with certain reputable universities in China.

Amortization expenses for intangible assets of continuing operations amounted to RMB 21,771, RMB 36,412 and RMB 50,831 for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB 10,404, RMB 16,900, and RMB 16,560 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows: 2012: RMB 21,996, 2013: RMB 17,361, 2014: RMB 13,395, 2015: RMB 11,930, 2016: RMB 10,812 and cumulatively thereafter: RMB 72,994.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

8. GOODWILL

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2010 and 2011 were as follows:

	Better Schools			Better Jobs
	Tutoring	K-12 Schools	Subtotal	Career Enhancement	Colleges	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2010	460,521	244,865	705,386	165,425	157,781	323,206	1,028,592
Foreign currency translation adjustments	(11,529)	(7,382)	(18,911)	(3,876)	(5,250)	(9,126)	(28,037)
Balance as of December 31, 2010	448,992	237,483	686,475	161,549	152,531	314,080	1,000,555
Goodwill acquired during the year	100,266	—	100,266	266,963	—	266,963	367,229
Goodwill impairment on assets held for use (See note (i) below)	—	(25,336)	(25,336)	—	—	—	(25,336)
Goodwill balance reclassified as assets held for sale (Note 24(b))	—	—	—	—	(51,754)	(51,754)	(51,754)
Goodwill impairment upon reclassification as held for sale (Note 24(b))	—	—	—	—	(8,928)	(8,928)	(8,928)
Goodwill impairment on disposals (Note 24(c))	(75,528)	—	(75,528)	(12,354)		(12,354)	(87,882)
Foreign currency translation adjustments	(18,830)	(2,946)	(21,776)	(7,083)	(5,639)	(12,722)	(34,498)
Balance as of December 31, 2011	454,900	209,201	664,101	409,075	86,210	495,285	1,159,386

Note (i) As set out in Note 24 (b) the Company plans to dispose of 21st School. Due to the Company’s significant continuing involvement in the school beyond the disposal date the school remains as held for use. Due to the decision to dispose of the school and enter into an agreement for the operating rights, 21st School was classified as a separate asset group. The expectation that 21st School will be sold is a triggering event to assess impairment.  21st School’s net assets including the related goodwill were RMB 342 million, which was greater than the recoverable amount of the asset group, and so failed Step 1 of the impairment test. Step 2 of the impairment test, comparing this to the estimated proceeds of RMB 317 million, or fair value, resulted in an impairment loss of RMB 25 million on 21st school which was allocated to the long-lived assets of the group on a pro rata basis using the relative carrying amounts of those assets. However, as the impairment loss that can be allocated to any individual long-lived asset is limited to its fair value, all of this impairment charge was allocated to the goodwill of the 21st school reporting unit.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

9. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31
	2010	2011
	RMB	RMB

Prepaid operating rights (note i)	37,778	—
Deposit for training centers under construction (note ii)	—	65,001
Deposit for long-term leases (note iii)	60,000	191,600
Non-current portion of prepaid advertising fees	7,519	46,446
Non-current portion of receivables arising from the cancellation of an agreement	—	7,500
Others	3,783	9,126
Total	109,080	319,673

(note i) At the beginning of the third quarter of 2011, the Company reverted the operating right for the Junior High portion of Zhenjiang Ambow International School (“Zhenjiang K-12”) back to the original owner. This is in line with the Company’s strategy to focus on the International High School Program, which the Company developed in conjunction with the Zhenjiang school over the last three years. Total revenue contributed from the Junior High portion of Zhenjiang K-12 from the beginning of 2011 to the disposal date was RMB 10.6 million (US$1.7 million). Upon the termination, the Company’s receivable and payable balances in respect of the Junior High portion of Zhejiang K-12 were RMB 37.7 million (including RMB 35 million prepaid operating rights) and RMB 34.6 million (RMB 20.5 million is classified as “Payable to Zhenjiang Foreign Language School”, while the remaining is included in “Accrued payroll and welfare” in Note 10), respectively. The prepaid operating rights have been reclassified to prepaid and other current assets (See Note 4).

(note ii) During the year the Group entered into an agreement with a third-party contractor to build new training centers in 2011, ready to be operated by the Group in 2011 and 2012. Under this original agreement, the responsibility for decorating, renting, and running the training centers would be split between the two parties. As of December 31, 2011, deposits totaling RMB 92.8 million (US$ 14.7 million) had been paid pursuant to this agreement of which RMB 27.8 million (US$ 4.4 million) was capitalized as leasehold improvements in connection with new training centers which were completed and transferred to the Group to operate before December 31, 2011.

On March 23, 2012, the Group signed a new agreement to terminate the previous arrangement with this third party contractor and transfer all responsibilities for the centers to the Group.  Under this termination agreement, the Group agreed to pay RMB 139.4 million (inclusive of the cumulative deposits already paid) to take over all training centers which the third party contractor has built for the Group, as well as acquiring 16 training centers which the same third party contractor had operated independently. At the same time, the Group also paid a deposit of RMB 40 million towards the build of new centers in 2012.

(note iii) In December 2011, the Group recognized a deposit of RMB 134,000 for a 25-year lease of a new Career Enhancement education facility in Beijing to commence in March 2012.  The remaining balance of RMB 57,600 is a deposit for a 15-year lease of a new Career Enhancement education facility in Guangzhou.

ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES

10. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Other taxes payable	64,228	109,538
Accrued payroll and welfare	56,952	85,878
Current portion of consideration payable for acquisitions	2,000	54,762
Payable from the termination of sale of land use right	49,800	49,800
Accrual for rental	7,438	35,128
Professional service fees payable	26,513	21,815
Amounts due to cooperating partners	12,603	20,558
Payable to Zhenjiang Foreign Language School (Note 9 (i))	—	20,523
Payments in advance	22,772	20,609
Payable arising from the cancellation of an agreement*	—	14,440
Others	61,360	49,425
Total	303,666	482,476

* In relation to cancellation of Guangzhou Modern Olympic Training School, please refer to Note 19 – “Contingencies” for further details.

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

11. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

	As of December 31
	2010	2011
	RMB	RMB

Secured short-term bank loans	6,160	24,920
Unsecured short-term bank loans	111,910	93,150
Total	118,070	118,070

As of December 31, 2011, secured short-term bank loans consisted of the following two bank loans:

·                  RMB 2,000 repayable on January 25, 2012 and bearing interest at 6.97% per annum. The loan was collateralized by a building with a net carrying value of approximately RMB 8,055.

·                  RMB 22,920 repayable on January 24, 2012 and bearing interest at 6.56% per annum. The loan was collateralized by some buildings and land use right, with net carrying value of approximately RMB 12,532 and RMB 13,588, respectively.

As of December 31, 2011, the Group has the following unsecured short-term bank loans:

·                  RMB 20,000 with a maturity date of April 13, 2012 and bearing interest at 6.71% per annum.

·                  RMB 20,000 with a maturity date of May 11, 2012 and bearing interest at 6.71% per annum.

·                  RMB 20,000 with a maturity date of July 15, 2012 and bearing interest at 6.71% per annum.

·                  RMB 20,000 with a maturity date of March 29, 2012 and bearing interest at 8.53% per annum. The loan was guaranteed by a third party.

·                  RMB 3,150 with a maturity date of January 26, 2012 and bearing interest at 6.56% per annum. The loan was jointly guaranteed by Taishidian and one subsidiary of the Group’s minority shareholder and third parties.

·                  RMB 10,000 with a maturity date of May 4, 2012 and bearing interest at 7.98% per annum. The loan was guaranteed by a third party.

The above short-term borrowings incurred interest expenses for the years ended December 31, 2010 and 2011 of RMB 3,914 and RMB 8,418, respectively, of which RMB 0 and RMB 0 was capitalized as additions to construction in-progress in the same respective years, and incurred guarantee fees of RMB 0 for the year ended December 31, 2011. The weighted average interest rate of bank loans outstanding as of December 31, 2011 was 6.47% per annum. The fair values of the short-term bank loans approximate their carrying amounts.

LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
LONG-TERM BORROWINGS
LONG-TERM BORROWINGS

12. LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	As of December 31
	2010	2011
	RMB	RMB

Secured long-term bank loans	44,000	13,500
Unsecured long-term bank loans	71,000	49,000
Total	115,000	62,500
Less: current portion of long-term bank loans	(61,000)	(16,000)
Non-current portion of long-term bank loans	54,000	46,500

As of December 31, 2011, the Group has entered into twelve long-term loan agreements with local banks with terms ranging from one year to seven years to finance its working capital requirements. Ten of them bear a floating interest rate at 120% and one bears 140% of the People’s Bank of China (“PBOC”)’s base lending rate per annum and are re-priced annually. The other one loan bears a floating interest rate at PBOC’s base lending rate per annum and is re-priced annually. The weighted average interest rate of bank loans outstanding as of December 31, 2011 was 6.88% per annum and all were denominated in RMB. None of the loan agreements contains any financial covenant.

Secured long-term bank loans of RMB 13,500 were collateralized by land use rights and buildings with a net carrying value of approximately RMB 34,601. Unsecured long-term bank loans were guaranteed by the following parties:

·                  Bank loans of RMB 28,000 were guaranteed by a related party, Shanghai Yunhai Group.

·                  Bank loans of RMB 5,000 were guaranteed by an independent guarantee company, Jiangsu Donghaoling Investment Co., Ltd.

·                  Bank loans of RMB 6,000 were guaranteed by an independent guarantee company, Suzhou Agriculture Guarantee Co., Ltd.

·                  Bank loans of RMB 10,000 were guaranteed by a subsidiary, Beijing Ambow Online Software Co., Ltd.

The above long-term loans incurred guarantee fees of RMB 166, RMB 208 and interest expenses of RMB 9,228, RMB 6,751 for the years ended December 31, 2010 and 2011, of which RMB 680 and RMB 82 were capitalized in additions to construction in-progress in 2010 and 2011, respectively. The fair values of the long-term bank loans approximate their carrying amounts.

The repayment schedule of the long-term borrowings is as follows:

As of December 31, 2011
RMB

Within one year	16,000
Between one and two years	28,500
Between two and three years	6,000
Between three and four years	6,000
Between four and five years	6,000
Beyond five years	—

Balances related to indemnifications from the sellers are RMB 41,491, RMB 41,491 and RMB 27,894 as of December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, short-term bank loans of RMB 3,150 and long-term bank loans of RMB 28,000 were guaranteed by minority shareholders of the Group and one of a minority shareholder’s subsidiaries. And long-term loans of RMB 10,000 were guaranteed by Ambow Online.

CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

13. CONVERTIBLE PREFERRED SHARES

Series A Convertible Preferred Shares

On February 10, 2005, the shareholders of Ambow Online, which were the predecessor of the Company, exchanged their shareholdings in Ambow Online for 1,800,000 Series A convertible preferred shares issued by AECL. At the same time as this reorganization, AECL issued 2,500,000 Series A convertible preferred shares to a creditor in exchange for the extinguishment of its loan outstanding at the time. The loan extinguishment was accounted for based on the fair value of Series A convertible preferred shares issued to the creditor.

These preferred shares were then exchanged on a 1 for 3 basis for preferred shares of the Company with equivalent rights, preferences, and privileges on July 18, 2007.

The Group initially has classified the Series A convertible preferred shares as equity as these preferred shares cannot be redeemed. On August 5, 2010, upon completion of the IPO, all Series A convertible preferred shares outstanding were converted into Class B ordinary shares on a 1 for 1 basis. For further details, see the section “redemption rights” below.

Series B Convertible Preferred Shares

On December 2, 2005 and April 19, 2006, the Company issued an aggregate of 5,803,567 Series B convertible preferred shares for a purchase price of US$2.24 per share, net of issuance costs of US$801. Upon the first closing, the Company issued an additional 111,607 Series B convertible preferred shares upon the automatic conversion of US$150 convertible promissory notes held by a creditor at the time. A beneficial conversion feature of US$100 was recognized upon the automatic conversion of the convertible promissory notes based upon the fair value of the preferred shares received by the creditor.

In December 2005, in conjunction with the issuance of the Series B convertible preferred shares, the Company issued to its placement agent warrants to purchase an aggregate of 196,731 Series B convertible preferred shares at an exercise price of US$2.24 per share.

These preferred shares were then exchanged on a 1 for 3 basis for preferred shares of the Company with equivalent rights, preferences, and privileges on July 18, 2007. On July 20, 2007 the holders of the Series B convertible preferred shares waived their redemption rights at the time the Series C convertible redeemable preferred shares were issued.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Series B convertible preferred shares because the initial effective conversion price of Series B convertible preferred shares was higher than the fair value of the Group’s ordinary shares determined based on an independent third party valuation.

The Group has initially classified the Series B convertible preferred shares as equity as these preferred shares could not be redeemed. On August 5 2010, upon completion of the IPO, all Series B convertible preferred shares outstanding were converted into Class B ordinary shares on a 1 for 1 basis. For further details, see the section “redemption rights” below.

Series C Convertible Redeemable Preferred Shares

On July 27, 2007 and September 6, 2007, the Company issued an aggregate of 20,922,307 Series C convertible redeemable preferred shares for a purchase price of US$2.3181 per share, net of issuance costs of US$1,111. Upon the first closing, the Company issued an additional 2,465,074 Series C convertible redeemable preferred shares upon the automatic conversion of US$4,000 convertible promissory notes held by a creditor at the time. A beneficial conversion feature of US$1,714 was recognized upon the automatic conversion of the convertible promissory notes based upon the fair value of the preferred shares received by the creditor.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Series C convertible redeemable preferred shares because the initial effective conversion price of Series C convertible redeemable preferred shares was higher than the fair value of the Group’s ordinary shares determined based on an independent third party valuation.

The Group has initially classified the Series C convertible redeemable preferred shares as mezzanine equity as these preferred shares could be redeemed at the option of the holders after July 20, 2012. These shares were converted into Class B ordinary shares on August 5, 2010. For further details, see the section “redemption rights” below.

Series D Convertible Redeemable Preferred Shares

On September 8, 2008, September 23, 2008 and September 26, 2008, the Company issued an aggregate of 26,722,649 Series D convertible redeemable preferred shares for a purchase price of US$3.8544 per share, net of issuance costs of US$328.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Series D convertible redeemable preferred shares because the initial effective conversion price of Series D convertible redeemable preferred shares was higher than the fair value of the Group’s ordinary shares determined based on an independent third party valuation.

The Group has initially classified the Series D convertible redeemable preferred shares as mezzanine equity as these preferred shares could be redeemed at the option of the holders after July 20, 2012. These shares were converted into Class B ordinary shares on August 5, 2010. For further details, see the section “redemption rights” below.

The key terms of the preferred shares are summarized as follows:

Dividend provisions

The holders of the preferred shares are entitled to receive non-cumulative dividends in preference of any payment of any dividend on ordinary shares, as and when declared by the Board of Directors as follows:

Series A convertible preferred shares	US$0.0050 per share, per annum
Series B convertible preferred shares	US$0.0597 per share, per annum
Series C convertible redeemable preferred shares	US$0.1855 per share, per annum
Series D convertible redeemable preferred shares	US$0.3084 per share, per annum

Liquidation rights

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares shall be entitled to receive an amount as shown below, plus all declared and unpaid dividends. After such payment has been paid to holders of preferred shares, any remaining assets of the Company shall be distributed to the holders of ordinary shares and preferred shares pro rata on an as-converted basis:

Series A convertible preferred shares	US$0.0833 per share
Series B convertible preferred shares	US$0.7467 per share
Series C convertible redeemable preferred shares	US$2.3181 per share
Series D convertible redeemable preferred shares	US$3.8544 per share

Conversion rights

Each preferred share is convertible, at the option of the holder, at any time after the date of issuance of such preferred share according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits, stock dividends and recapitalization. Each preferred share is convertible into a number of ordinary shares determined by dividing the applicable original issuance price by the conversion price. The conversion price of each preferred share is the same as its original issuance price and no adjustments to conversion price have occurred, other than for the preferred shares outstanding at the time of the 1 for 3 share exchange in July 2007. At December 31, 2009, each preferred share is convertible into one ordinary share.

Each preferred share automatically converts into ordinary shares upon the earlier of (i) the closing of an initial public offering at a price per share that reflects a pre-offering valuation of the Company of not less than US$600,000 (a “Qualified Public Offering”), or (ii) the written consent of holders of a majority of the outstanding shares of such series of preferred shares; provided that the conversion of Series C convertible redeemable preferred shares and Series D convertible redeemable preferred shares into ordinary shares pursuant to the foregoing clause shall also require the written consent of at least two thirds of the outstanding shares of such series of preferred shares.

Voting rights

The holders of the preferred shares each has the right to one vote for each common share into which such series of preferred shares could then be converted, and with respect to such vote, such holder has full voting rights and powers equal to the voting rights and powers of the holders of common shares.

Redemption rights

At the date of issuance, subject to certain conditions, the holders of a majority of the outstanding Series B convertible preferred shares could require the Company to redeem the preferred shares in cash at the original purchase price plus all declared but unpaid dividends. However, the holders of the Series B convertible preferred shares waived their redemption rights at the time the Series C convertible redeemable preferred shares were issued. Since July 20, 2007, the Series B convertible preferred shares were no longer redeemable and so were reclassified from mezzanine equity to equity.

At any time after July 20, 2012, provided that a Qualified Public Offering has not occurred, the holders of a majority of the outstanding Series C convertible redeemable preferred shares or the holders of at least two thirds of the outstanding Series D convertible redeemable preferred shares may require the Company to redeem all of such series of preferred shares in cash equal to the greater of (i) original purchase price plus all declared but unpaid dividends, or (ii) their fair market value.

The fair market value of the Series C convertible redeemable preferred shares and Series D convertible redeemable preferred shares are greater than their original purchase price as of December 31, 2009 and August 4, 2010. The accretion to the redemption value using the effective interest method was reflected as a reduction to net income to arrive at net (loss) income available to common shareholders in the accompanying consolidated statements of operations and amounted to RMB 157,877 and RMB 94,209 for the years ended December 31, 2009 and 2010.

On August 5, 2010, upon completion of the IPO, all preferred shares outstanding were converted into Class B ordinary shares on a 1 for 1 basis. Further, 590,193 Class B ordinary shares were issued upon exercise of the Series B warrants outstanding on August 5, 2010, at an exercise price of US$0.75 per share.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

14. ORDINARY SHARES

Upon completion of the Company’s initial public offering (“IPO”) in August 2010, 7,500,000 American depositary shares (“ADSs”) were issued through the IPO, and the selling share holders offered an additional 3,177,207 ADSs. Each ADS represents two Class A ordinary shares, par value US$0.0001 per share. 80,755,877 Class B Ordinary shares were issued upon conversion of all convertible preferred shares at a par value of US$0.0001 per share.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for the following:

(1)                   Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes and is convertible to one Class A ordinary share at any time; and

(2)                   Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2010 there were 21,354,414 and 121,212,562 Class A and Class B ordinary shares issued and outstanding, respectively.

In 2011, there were 1,914,088 Class A ordinary shares issued and 25,819,594 Class B ordinary shares converted to Class A ordinary shares. As of December 31, 2011 there were 49,088,096 and 95,392,968 Class A and Class B ordinary shares issued and outstanding, respectively.

WARRANTS	12 Months Ended
Dec. 31, 2011
WARRANTS
WARRANTS

15. WARRANTS

In December 2005, in conjunction with the placement of Series B convertible preferred shares, the Company issued the placement agent with warrants to purchase an aggregate of 196,731 Series B Preferred Shares at an exercise price of US$2.24 per share (590,193 Series B Preferred Shares at an exercise price of US$0.75 per share, as adjusted for the 1 for 3 share exchange in July 2007). These warrants were to expire upon the earlier of (i) five years after their issuance, or (ii) the initial public offering of the Company’s equity securities. The warrants were initially recorded as a liability based on their estimated fair value in accordance with ASC Topic 480 “Distinguishing Liabilities From Equity”. Since July 20, 2007, the Series B convertible preferred shares were no longer redeemable and the warrants were reclassified from a liability to equity.

The aggregate fair value of the placement agent warrants at issuance and on July 20, 2007 was US$196 and US$393, respectively. In August 2010, all the 196,731 warrants were exercised at US$0.75 to purchase 590,193 ordinary shares on the 1 for 3 share exchange basis. The fair value of the exercised warrants was approximately US$362,922. The fair value of these warrants was estimated on the basis of the Black-Scholes option pricing model with the following assumptions:

	Issuance	July 20, 2007
Expected volatility	43% to 45%	34%
Risk-free interest rate	5.00%	4.53%
Expected dividend	—	—
Expected life of the warrant	5 years	3 years
Fair value of preferred share	US$2.20	US$3.69

In July 2011, the Company granted 500,000 warrants to one of the senior management to purchase 500,000 Class A ordinary shares of the Company in exchange for services provided. Compensation cost was recognized based upon the fair value of the grant date. Please refer to Note 16 for additional information.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

2005 Share Incentive Plan

On February 4, 2005, the Group adopted the 2005 Share Incentive Plan, or the “2005 Plan”, under which the Group may grant options to purchase up to 1,500,000 ordinary shares of the Company to its employees, outside directors and consultants. The Board of Directors subsequently raised the number of options to be granted to 20,282,353 shares on November 14, 2008. Following the Company’s IPO, the Company no longer grants any awards under the 2005 plan. However, the 2005 plan will continue to govern the terms and conditions of any outstanding awards previously granted thereunder. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2005 Plan or other right shall again be available for the purposes of the 2005 Plan.

An individual who owns more than 10% of the total combined voting power of all classes of outstanding stock of the Company or any parent or subsidiary of the Company shall not be eligible for designation as an optionee or purchaser unless:

(i)                     the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant;

(ii)                  the purchase price shall be not less than 100% of the fair market value per share on the date of grant; and

(iii)               in the case of an Incentive Shares Option (“ISO”), such ISO by its terms is not exercisable after the expiration of five years from the date of grant.

The 2005 Plan was approved and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. Option awards are granted with an exercise price determined by the Board of Directors; those option awards generally vest based on 4 years of continuous service and expire in 10 years.

2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010. The 2010 Plan allows the Company to offer a variety of incentive awards to employees, outside directors and consultants. Under the plan, the Group may grant up to 19,000,000 Class A ordinary shares of the Company to its employees, outside directors and consultants, plus (i) any shares that, as of the completion of the IPO, have been reserved but not issued pursuant to awards granted under the 2005 Plan and are not subject to any awards granted thereunder, and (ii) any shares subject to awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full, and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to or repurchased by the Company, with the maximum number of shares to be added to the 2010 Plan pursuant to clauses (i) and (ii) above equal to 10,000,000 Class A ordinary shares; provided, however, that there shall be an annual increase on the first day of each fiscal year beginning with the 2011 Fiscal Year, in an amount equal to the least of (i) 25,000,000 Class A ordinary shares, (ii) 5% of the outstanding Class A ordinary shares on the last day of the immediately preceding fiscal year or (iii) such number of Class A ordinary shares determined by the Board of Directors. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2010 Plan or other right shall again be available for the purposes of the 2010 Plan.

The 2010 Plan was approved by the Board of Directors and shareholders, and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. The exercise price will not be less than the fair market value of the Company’s ordinary shares on the date of grant and the term may not exceed 10 years. In the case of an ISO granted to an employee of the Company or any parent or subsidiary of the Company who, at the time the ISO is granted, owns stock representing more than 10% of the voting power of all classes of shares of the Company or any parent or subsidiary, the exercise price shall be no less than 110% of the fair market value on the date of grant, and the term of the ISO shall be no less than 5 years from the date of grant.

Warrants

In 2011, the Company granted 500,000 warrants to one of the senior management to purchase 500,000 Class A ordinary shares of the Company. The warrant awards vest on a quarterly basis over one year continuous service period, and will expire after eighteen months after the date of grant. The exercise price per share is RMB 19.01, which was the fair market value of the Company’s ordinary shares on the date of Board of Director’s approval. The aggregate intrinsic value at the date of grant was RMB 841. As of December 31, 2011, 500,000 warrants were outstanding, of which 250,000 were exercisable . The remaining contractual term was 1 year. The aggregate intrinsic value of warrants outstanding and exercisable was RMB 1,679 and RMB 840, respectively. The substance of this grant is similar to the grant of an option; this grant was accounted for as share-based compensation under ASC 718.

As of December 31, 2009, 2010 and 2011, options granted to employees to purchase 9,901,485, 16,276,585 and 14,987,302 shares of ordinary shares and to non-employees to purchase 2,020,000, 2,045,000 and 1,775,000 shares of ordinary shares were outstanding, and options to purchase 8,360,868 and 20,960,768 and 20,605,963 ordinary shares were still available for future grants.  It is the Company’s policy to issue new shares upon share option exercise.

A summary of the share option activity as of December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31, 2009				Year ended December 31, 2010				Year ended December 31, 2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	9,940,800	4.23	7.5	163,835	11,921,485	8.01	6.9	253,681	18,321,585	15.90	7.1	553,155
Granted	3,373,885	25.98		(3,920)	6,701,100	31.61		(5,341)	992,700	32.91		(12,449)
Exercised									(1,914,088)	1.47		36,433
Forfeited	(1,393,200)	24.48			(301,000)	21.43			(637,895)	27.73
Outstanding at end of year	11,921,485	8.01	6.9	253,681	18,321,585	15.90	7.1	553,155	16,762,302	17.25	6.5	85,750
Exercisable at end of year	7,459,076	2.32	6.0	201,160	9,521,087	4.97	5.5	391,562	11,733,255	12.66	5.8	113,896

Management of the Group is responsible for determining the fair value of options and warrants granted and has considered a number of factors when making this determination, including valuations. Before 2011 fair values of option awards to employee were estimated as of the date of grant using the Black-Scholes option valuation model. With a number of employees exercising their vested options in 2011, management has reassessed the exercise pattern and determined that going forward a Binomial Pricing model is a better model for estimating the fair values of options and warrants. From 2011, the fair values of option and warrants awards to employee were estimated as of the date of grant using the Binomial Pricing model. The Binominal Pricing model typically incorporates a large number of very short time periods to reflect a realistic range of possible prices that a share could achieve over the option’s contractual term, which could result in several hundred total nodes. In addition, various probabilities could be assigned to each node to reflect the impact that a node is expected to have in conjunction with exercise and post-vesting termination assumption. Key inputs used in the Binomial Pricing model including: current stock price, exercise price, contractual life, risk free rate, expected volatility, exercise multiple, and post-vesting forfeit.  Expected volatility is estimated based on historical volatility of comparable public companies for the period before the grant date with length commensurate to expected term of the options. The risk free rate is estimated based on the yield to maturity of China Sovereign bonds denominated in USD as at the grant date. Exercise multiple is the ratio of fair value of stock over the exercise price as at the time the option is exercises. The post vesting forfeit rate was based on historical statistical data of the Company. Assumptions used in the Binomial Pricing model are presented below:

Year ended December 31, 2011
Risk-free rate of return	1.20%~4.40%
Exercise multiple (applicable to awards granted to employees only)	2~3
Post-vesting forfeiture rate (applicable to awards granted to employees only)	3%
Expected term	1.5~10
Volatility rate	41.00%~50.00%
Weighted average volatility rate	46.54%
Dividend yield	—

The Black-Scholes model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable and requires the input of subjective assumptions, including the expected stock price volatility and estimated option life. Expected volatility is estimated based on historical volatility of comparable public companies for the period before the grant date with length commensurate to expected term of the options. Expected term is the period the options is expected to remain unexercised. The risk free rate is estimated based on the yield to maturity of China Sovereign bonds denominated in USD as at the grant date. No dividends were assumed in the Company’s estimated option values. Assumptions used in the Black-Scholes model are presented below:

	Year ended December 31, 2009	Year ended December 31, 2010
Risk-free rate of return	3.30%~4.50%	2.04%~4.24%
Expected term	5.2~9.7	4.2~10.0
Volatility rate	44.04%~50.87%	45.80%~52.10%
Weighted average volatility rate	45.62%	47.42%
Dividend yield	—	—

The Company estimates the forfeiture rate to be 3% for the share options granted as of December 31, 2009, 2010 and 2011.

The Company recorded share-based compensation expenses of RMB 13,531, RMB 34,214 and RMB 33,348 during the years ended December 31, 2009, 2010 and 2011, respectively, attributed based on a straight-line basis over the requisite service period for the entire award. Total fair values of option and warrants vested are RMB 8,300, RMB 14,535 and RMB 48,414 for employees and RMB 5,610, RMB 3,778 and RMB 2,015 for non-employees during the years ended December 31, 2009, 2010 and 2011, respectively. Weighted average grant date fair values per share are RMB 12.10, RMB 15.07 and RMB 7.13 during the years ended December 31, 2009, 2010 and 2011. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset during the years ended December 31, 2009, 2010 and 2011.

As of December 31, 2011, there was RMB 53,972 of total unrecognized compensation expense related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.68 years. During 2011, the Company has received RMB 2,684 as the proceeds of option exercise from employee and non-employee.

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
TAXATION

17. TAXATION

a. VAT

Ambow Online, Ambow Yuhua, and Shandong Software Companies are each subject to 17% VAT for the revenues from software products sold in the PRC. Companies that fulfill certain criteria set by the relevant authorities including developing their own software products and registering the software product with the relevant authorities in the PRC are entitled to a refund of VAT equivalent to the excess of VAT paid over and above 3% of net revenues.

For all years presented, Ambow Online and the Shandong Software Companies have met these criteria and therefore were entitled to the VAT refund. Ambow Yuhua has met these criteria and was entitled to the VAT refund since 2011. For the years ended December 31, 2009, 2010 and 2011, the VAT payable amounted to approximately RMB 12,568, RMB 10,198 and RMB 10,161, respectively.

Suzhou Yisichuangyi Technology Co., Ltd. (“Suzhou Career Enhancement”) was a small scale VAT taxpayer in 2009, and was subject to 3% VAT on the revenue from software products sold within the PRC. From January 1, 2010, Suzhou Career Enhancement was changed from a small scale VAT taxpayer to a general VAT taxpayer and is subject to 17% VAT on the revenues from software products sold in the PRC.

b. Business tax

In China, business taxes are imposed by the government on the revenues arising from the provision of taxable services, the transfer of intangible assets and the sale of immovable properties in China. The business tax rate varies depending on the nature of the revenues. Other than revenues generated from degree oriented educational activities provided by private schools that are accredited to issue diplomas or degree certificates recognized by the Ministry of Education of the PRC which are exempted from business tax, the applicable business tax rate for the Group’s revenues generally ranges from 3% to 5%. Business tax and related surcharges are deducted from revenues before arriving at net revenues.

c. Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 17.5% on assessable profits in 2007, and at 16.5% since the beginning of 2008, the effective date that the Hong Kong government promulgated a 1% decrease in the profit tax rate.

PRC

Significant components of the provision for income taxes on earnings for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Current:
PRC	6,665	51,812	58,904
Deferred:
PRC	(3,893)	(14,177)	(16,673)

Provision for income tax	2,772	37,635	42,231

Corporate entities

In March 2007, the Chinese government enacted the new Corporate Income Tax Law (“CIT Law”), and promulgated the related Implementing Regulations for the PRC Corporate Income Tax Law. The law and regulation came into effect on January 1, 2008. CIT Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises. High and New Technology Enterprises can still enjoy a favorable tax rate of 15%.

CIT Law provides a five-year transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws and rules, to gradually change their rates to 25%. In addition, the Corporate Income Tax Law provides grandfather treatment for enterprises which were qualified as “High and New Technology Enterprises” under the previous income tax laws and were established before March 16, 2007, if they continue to meet the criteria for High and New Technology Enterprises after January 1, 2008. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws and rules.

CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise, or FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with China and the FIE’s immediate holding company satisfies the criteria of beneficial owner as set out in Circular Guoshuihan [2009] No. 601. Such withholding income tax was exempted under the previous income tax laws and rules. On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued a circular which stated that FIEs that generate earnings in or after 2008 and distribute those earnings to foreign investors should pay the withholding tax. As stipulated in the CIT Law, if the earnings of a tax resident enterprise are distributed to another tax resident enterprise, the withholding tax can be exempted. According to CIT Law and CIT Implementing Regulations, a tax resident enterprise is an entity incorporated in the PRC, or incorporated outside the PRC but its “place of effective management” is in the PRC. The Company assessed and concluded that it does not satisfy the definition of a tax resident enterprise. The Company has further determined that its FIEs in China will not declare any dividend should the withholding tax on dividends be applied. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIEs in China for the years ended December 31, 2009, 2010 and 2011.

A summary of the preferential tax treatments available to the Group’s significant PRC entities of December 31, 2011 is as follows:

(i)             Ambow Online was recognized as a “Software Enterprise” and a “High and New Technology Enterprises”, and was exempted from income tax on its profits for 2008 and 2009, and is subject to a 50% reduction in income tax rate from 2010 to 2012.

(ii)          Ambow Yuhua obtained the certificate as a “Software Enterprise”, and is entitled to a preferential tax treatment for income tax on its profits beginning in 2011. Ambow Yuhua will be exempted from income tax for 2011 and 2012 and is subject to 50% reduction in income tax rate from 2013 to 2015.

During the years ended December 31, 2009, 2010 and 2011, if the Company’s corporate subsidiaries and VIEs in the PRC had not been awarded tax holidays or received preferential tax treatment, the increase in tax expense and its net income per share effects would have been as follows:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Increase in tax expense	(25,523)	(28,285)	(59,580)
Net income per share-basic	(0.65)	(0.33)	(0.42)
Net income per share-diluted	(0.65)	(0.25)	(0.40)

Private schools and colleges

For the Group’s companies providing education services they are taxed as corporate enterprises as referred to above. For private schools or colleges operated for reasonable returns they are subject to income taxes at 25% after January 1, 2008 but were sometimes subject to deemed amounts or rates of income tax to be determined by the relevant tax authorities. In certain cities, schools that were registered as requiring reasonable returns were subject to income tax of between 1.75% to 4.0% on gross revenue or a fixed tax amount.

CIT Law includes specific criteria that need to be met by an entity to qualify as a not-for-profit organization in order to be exempted from corporate income tax. In November 2009, the MOF and SAT jointly issued the “Circular on Management Issues Concerning Not-for-Profit Organizations’ Eligibility for Tax Exemption”. This circular set out further clarification of the requirements for not-for-profit organizations, and stipulated that only not-for-profit organizations certified jointly by finance and taxation authorities are entitled to tax exemption, and the circular shall be implemented as of January 1, 2008. However, as of December 31, 2011 the detailed implementation guidance has not been provided to local tax authorities on how to apply these changes to schools and colleges.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2010	2011
	RMB	RMB

Current deferred tax assets	7,916	22,280
Less: valuation allowance on current deferred tax assets	—	(5,154)
Total current deferred tax assets	7,916	17,126
Non-current deferred tax assets	21,937	50,265
Less: valuation allowance on non-current deferred tax assets*	(17,622)	(45,465)
Total non-current deferred taxes, net	4,315	4,800
Total deferred tax assets, net	12,231	21,926
Non-current deferred tax liabilities:
- Unrecognized valuation surplus and deficit — Acquisition	167,553	167,309
- Unrecognized valuation surplus and deficit — Decrease due to amortization	(12,760)	(12,941)
Total deferred tax liabilities	154,793	154,368

* As certain of the Company’s subsidiaries are moving from a loss making position to a profitable situation, only a partial valuation allowance was provided.

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	2,926	17,468	17,622
Allowance made during the year	14,542	10,211	36,002
Reversals	—	(10,057)	(3,005)
Balance at end of the year	17,468	17,622	50,619

Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2009	2010	2011
	%	%	%
Weighted average statutory tax rate	23%	25%	25%
Tax effect of preferential tax treatments	(27)%	(15)%	(33)%
Tax effect of non-deductible expenses	6%	3%	5%
Tax effect of non-taxable income*	(15)%	(1)%	(1)%
Tax effect of tax-exempt entities	4%	7%	9%
Changes in valuation allowance	12%	—	19%
Effective tax rates	3%	19%	24%

*   The non-taxable income mainly includes a VAT refund. Due to the tax bureau changed the treatment of VAT refunds in 2010, the non-taxable income decreased in 2010.

d. Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	1,663	26,435	34,966
Increases due to business combinations*	19,738	—	—
Increases related to current tax positions	5,034	8,531	11,356
Decrease due to business disposal	—	—	(551)
Unrecognized tax benefits, end of year	26,435	34,966	45,771

*   In 2009, the Group received an indemnification from every seller for unrecognized tax benefits payable arising from business combinations (see Note 22—“Acquisitions” for additional information) and recognized a corresponding tax indemnification asset at the acquisition date. The indemnification asset will continue to be measured on the same basis as the related unrecognized tax benefits payable, subject to collectability and contractual limitations on the indemnified amount until they are collected, sold, cancelled, or expire. Accordingly, the entire amount of unrecognized tax benefits arising from business combinations, if recognized, would not have any effect on the Group’s annual effective tax rate.

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of FIN 48, now codified as ASC Topic 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. The Group does not expect changes in unrecognized tax benefits recognized as of December 31, 2011 to be material in the next twelve months.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2006 to 2010 remain subject to examination by the tax authorities. There are no ongoing examinations by taxing authorities as of December 31, 2011.

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

18. NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Net income from continuing operations attributable to Ambow Education Holding Ltd.	92,064	161,037	140,766
Preferred shares redemption value accretion	(157,877)	(94,209)	—
Allocation of net income to participating preferred shareholders*	(93,611)	(55,534)	—
Numerator for basic income (loss) from continuing operations per share	(159,424)	11,294	140,766
Numerator for basic income (loss) from discontinued operations per share	46,172	54,995	(119,581)
Numerator for diluted income (loss)) from continuing operations per share	(159,424)	15,849	140,766
Numerator for diluted income (loss)) from discontinued operations per share	46,172	54,995	(119,581)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding	39,193,092	85,551,412	142,939,038
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding	39,193,092	112,122,045	150,432,812
Basic income (loss) per share- continuing operations	(4.07)	0.13	0.98
Basic income (loss) per share- discontinued operations	1.18	0.64	(0.84)
Diluted income (loss) per share- continuing operations	(4.07)	0.14	0.94
Diluted income (loss) per share- discontinued operations	1.18	0.49	(0.79)

*         Net income for the periods has been allocated to preferred shares and ordinary shares based on their respective rights to share in dividends.

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income per share is computed using the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period. For the years ended December 31, 2009, 2010 and 2011, warrants that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 0.6 million shares, nil, and nil, respectively, preferred shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 80.8 million shares, nil and nil, respectively, options including the 0.5 million warrants issued to the senior management as discussed in Note 15 to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 11.9 million shares, 7.2 million shares and 9.3 million shares, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices and classrooms under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases as of December 31, 2011 were as follows:

Amount
RMB

2012	109,452
2013	84,558
2014	54,626
2015	38,401
2016	28,744
Thereafter	139,926
Total	455,707

Rent expenses for all cancelable and non-cancelable leases were approximately RMB 57,508, RMB 98,913 and RMB 131,595 for years ended December 31, 2009, 2010 and 2011, respectively.

Capital commitment

Amount
RMB
Capital commitment for purchase of property and equipment	2,619
Capital commitment for purchase of intangible assets	45,997
Total	48,616

Contingencies

In August 2010, Kaidi initiated an action against Beijing Shida Ambow Education & Technology Co., Ltd. (“Ambow Shida”), and Beijing Ambow Online Software Co., Ltd. (“Ambow Online”) in the Haidian District Court in Beijing, the People’s Republic of China, alleging copyright infringement related to our Core Ebopo English and Ebopo English products. Kaidi applied to the court for an order that would require the defendants to stop the infringement, apologize publicly and pay the plaintiff damages in the amount of RMB 11,000,000.  Ambow Shida and Ambow Online replied to the accusation, and Kaidi voluntarily withdrew the lawsuit after the first hearing for the preliminary evidence. In December 2010, Kaidi re-filed its claim for copyright infringement in the Haidian District Court in Beijing, the People’s Republic of China, against Ambow Shida and Ambow Online. Ambow Shida and Ambow Online replied to the accusation.  The court held a hearing to review the preliminary evidence in March 2011, and adjourned the case. The Company believes that it is still too early to assess the potential outcome of Kaidi’s action but intends to defend itself vigorously. At this stage the amount of any potential loss cannot be reasonably estimated.

In March 2011, Mintel Learning Technology, Inc. (“Mintel”) filed a complaint against Ambow Education Holding Ltd. (“Ambow”) and Ambow’s President and CEO, Dr. Jin Huang, in U.S. District Court for the Northern District of California, alleging a claim of trade secret misappropriation.  On January 6, 2012, the Court granted Ambow’s motion to dismiss the complaint for failure to state a claim.  In an amended complaint filed on January 12, 2012, Mintel dropped its claim against Dr. Huang.  Mintel maintained its claim against Ambow for trade secret misappropriation.  In an order dated March 8, 2012, the Court denied Ambow’s motion to dismiss the amended complaint.  On March 22, 2012, Ambow filed an answer to the complaint, denying Mintel’s claim.  The parties are currently engaged in the early stages of discovery.  Fact discovery will close on October 19, 2012, and expert discovery will close on December 14, 2012.  The last day for the parties to file dispositive motions is January 11, 2013.  The Court has set a preliminary pretrial conference for February 1, 2013. The Company believes that it is still too early to assess the potential outcome of Mintel’s complaint but intends to defend itself vigorously.

On June 20, 2011, Zhuhai Mingfeng Co., Ltd. (“Mingfeng”) filed an arbitration claim against Ambow Sihua Education and Technology Co., Ltd. (“Ambow Sihua”) at China International Economic and Trade Arbitration Commission for breach of certain Equity Transfer Agreement dated July 2, 2008 between Ambow Sihua and Mingfeng (the “Equity Agreement”).  Mingfeng requested Ambow Sihua to return 100% equity interest in Guangzhou Modern Olympic Training School (also referred to as Guangzhou HP Tutoring) and pay damages in an aggregate amount of RMB 22,195,044.  On August 2, 2011, Ambow Sihua responded and counterclaimed against Mingfeng for its breach of the Equity Agreement. As a result of such violation, which occured prior to Mingfeng’s filing of the arbitration claim against Ambow Sihua, Ambow Sihua had previously sent a written notice to Mingfeng to terminate the Equity Agreement on February 24, 2011 and requested Mingfeng to return the consideration for the transfer in a total amount of RMB 30 million, including RMB 1 million, USD 1.54 million and 1,008,403 Class B ordinary shares of Ambow held by Prime Honour Holdings Limited, a British Virgin Islands company affiliated to Mingfeng, and to pay RMB 21,065,603 as compensation for damage incurred as a result of such violation.  An arbitration award was issued on April 19, 2012 to uphold our claims to rescind the Equity Agreement and receive a total amount of RMB30 million as compensation, and to pay RMB 14.44 million as compensation to Mingfeng.  As a result, Beijing Tongshengle Investment Co., Ltd., (“Tongshengle”) a transferee of 100% equity interests of the Guangzhou School pursuant to certain equity transfer agreement with Ambow Sihua dated as of December 2, 2011, is entitled to the arbitration award pursuant to the supplementary agreement entered subsequently between Ambow Sihua and Tongshengle and is responsible for RMB 14.44 million compensation award to Mingfeng . As of December 31, 2011, Ambow Sihua’s receivable and payable from and to Mingfeng were RMB 30 million and RMB 14.44 million, respectively. At the same time, Ambow Sihua booked payable to Tongshengle RMB 15.56 million.

In April 2012, Skillsoft Asia Pacific Pty Ltd (“Skillsoft”) filed a statement of claim against the Company in the High Court of the Hong Kong Special Administrative Region Court of First Instance alleging breach of contract.  The complaint seeks a declaration that the contract between the Company and Skillsoft remains in full force and effect as well as monetary damages, interest and costs. The Company believes that it is still too early to assess the potential outcome of Skillsoft’s claim but intends to defend itself vigorously.

The Rules Relating to the Establishment and Regulation of Independent Colleges, or Independent College Rules, promulgated by the Ministry of Education on February 22, 2008 and effective as of April 1, 2008, provide that an independent college established thereafter shall hold the land use right certificate or construction planning permit for land covering at least 500 mu (333,334 square meters), and independent colleges established prior to April 1, 2008 are required to meet this land requirement within a grace period of five years, namely prior to March 31, 2013. Our college, the Applied Technology College, was established prior to April 1, 2008 and is subject to such minimum land requirements and does not currently comply. To satisfy such requirements would require us to incur significant expenses that we are not able to quantify. Our failure to comply with the land requirements before the deadline or the capital commitment requirement may subject us to penalties, including fines of an unknown amount.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

20. SEGMENT INFORMATION

US GAAP guidance on ASC Topic 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments.

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. Based on management’s assessment, the Group has determined that it has four operating segments which are Tutoring, K-12 Schools, Career Enhancement, and Colleges. These four operating segments are also identified as reportable segments. The reportable segments of tutoring and K-12 schools are grouped under the “Better Schools” division because the segments offer programs and education services using a standards-based curriculum that enables students to improve their academic results and educational opportunities. The reportable segments of career enhancement and colleges are grouped under the “Better Jobs” division because the segments offer services and programs that facilitate post-secondary students to obtain more attractive employment opportunities.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM. Revenues, cost of revenues, and gross profit by segment were as follows. Please note the segment information has been recast to exclude discontinued operations.

For the year ended December 31, 2009

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	313,245	131,413	444,658	249,567	42,490	292,057	736,715
Cost of revenue	(157,881)	(81,321)	(239,202)	(97,525)	(20,115)	(117,640)	(356,842)
Gross profit	155,364	50,092	205,456	152,042	22,375	174,417	379,873

For the year ended December 31, 2010

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	595,195	251,635	846,830	271,350	98,941	370,291	1,217,121
Cost of revenue	(265,313)	(141,942)	(407,255)	(77,238)	(42,311)	(119,549)	(526,804)
Gross profit	329,882	109,693	439,575	194,112	56,630	250,742	690,317

For the year ended December 31, 2011

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	777,969	270,059	1,048,028	505,202	115,982	621,184	1,669,212
Cost of revenue	(341,942)	(168,964)	(510,906)	(168,546)	(35,880)	(204,426)	(715,332)
Gross profit	436,027	101,095	537,122	336,656	80,102	416,758	953,880

The Group primarily operates in the PRC. Substantially all the Group’s long-lived assets are located in the PRC.

MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION

21. MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to qualified employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contributions. The total contributions for such employee benefits were RMB 25,200, RMB 40,216 and RMB 57,700 for the years ended December 31, 2009, 2010 and 2011, respectively.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiaries in the PRC, being foreign invested enterprises established in China, are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in the Group’s PRC statutory accounts. The Company’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the China Company Laws, the Group’s VIEs established in China make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserves, namely statutory surplus reserve, statutory public welfare reserve and discretionary surplus reserve. The Company’s or its subsidiaries’ VIEs are required to allocate at least 10% of their after-tax profits to the statutory surplus reserve until the reserve reaches 50% of each entity’s registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of their after-tax profits as reported in the PRC statutory accounts. Effective from January 1, 2006, under the revised China Company Laws, an appropriation to the statutory public welfare reserve is no longer mandatory. Appropriation to the discretionary surplus reserve is made at the discretion of the board of directors of the VIEs.

In accordance with the Law of Promoting Private Education (2003), the Group’s school subsidiaries in China must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserves, namely the education development reserve, which requires annual appropriations of at least 25% of after-tax profits or the increase in net assets of private education schools (as determined under accounting principles generally accepted in the PRC at each year-end) to the statutory reserve.

The following table presents the Group’s appropriations to the general reserve fund, statutory surplus reserve and education development reserve for the years ended December 31, 2009, 2010 and 2011:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB

Statutory surplus reserve	24,090	52,269	99,000
Education development reserve	10,065	19,490	23,199
Total	34,155	71,759	122,199

The general reserve and statutory surplus reserve are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The education development fund is restricted to investment in fixed assets and the expansion of the respective school. The other reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except in the event of liquidation.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

22. ACQUISITIONS

In 2009 and 2011, the Group entered into 13 and 7 acquisitions, respectively. The following table summarizes the business combinations completed during the years ended December 31, 2009 and 2011. The Group did not enter into any acquisition during the year ended December 31, 2010.

		Date of acquisition	Purchase price	Goodwill	Intangibles with indefinite life	Amortizable intangibles
			RMB	RMB	RMB	RMB

Entities acquired during the year ended December 31, 2009
(1)	Tianjin Tutoring	Jan 1, 2009	104,223	68,292	22,870	9,390
(2)	Shanghai Hero Educational Technology Training School (“Shanghai Career Enhancement”)	Jan 9, 2009	29,643	27,706	8,600	—
(3)	Guangzhou Modern Olympic Training School (“Guangzhou HP Tutoring”)	Feb 5, 2009	33,182	20,373	8,950	7,100
(4)	Beijing SIWA Future Education Enterprise Co., Ltd (“SIWA Future Holding”)	Apr 3, 2009	450,060	178,180	40,580	81,173
(5)	Beijing Century Bersen Consulting Co., Ltd (“Beijing Century Tutoring”)	Apr 20, 2009	50,578	43,362	12,500	—
(6)	Kunshan Zhouzhuang Taishidian Tourism Scenic Area Development Co., Ltd (“Taishidian Holding”)	Aug 8, 2009	187,271	81,714	—	17,580
(7)	Changsha K-12	Aug 31, 2009	155,755	108,036	29,400	45,480
(8)	Medium Range Online (Beijing) Technology Co., Ltd. (“Beijing IT Career Enhancement”)	Sep 2, 2009	35,401	27,652	8,070	2,120
(9)	Suzhou Career Enhancement	Sep 24, 2009	7,920	4,317	—	—
(10)	Shenyang K-12	Sep 30, 2009	79,348	34,915	27,390	34,290
(11)	Changsha Bull’s Ear Education Consulting Co., Ltd. (“Changsha Career Enhancement”)	Sep 30, 2009	86,777	67,216	21,200	5,290
(12)	Beijing JY Tutoring	Sep 30, 2009	123,008	99,900	36,380	5,150
(13)	Guangzhou Depth Pools Education Training Center (“Guangzhou DP Tutoring”)	Oct 9, 2009	60,800	47,804	14,970	1,760
		Sub-total	1,403,966	809,467	230,910	209,333

Entities acquired during the year ended December 31, 2011
(14)	Guangzhou ZS Career Enhancement	Jan 1, 2011	96,644	87,147	19,800	5,233
(15)	Jinan Wangrong Investment Consulting Co., Ltd (“Jinan WR Career Enhancement”)	Jan 5, 2011	50,278	38,363	13,800	920
(16)	Hebei YL Career Enhancement	Jan 13, 2011	89,796	74,929	14,276	4,660
(17)	Chongqing Xiate Technology and Development Co., Ltd (“Chongqing XT Career Enhancement”)	Jan 21, 2011	34,739	26,743	9,227	310
(18)	Beijing Haidian Xin’ganxian Training School and Beijing Huairou Xin’ganxian Training School (“Beijing XGX Tutoring”)	March 10, 2011	34,531	27,771	6,400	1,923
(19)	Genesis Career Enhancement	May 1, 2011	53,185	39,781	19,300	5,270
(20)	Beijing JT Tutoring	Jul 12, 2011	80,000	72,495	—	10,295
		Sub-total	439,173	367,229	82,803	28,611

In connection with the acquisitions completed in 2009, the total purchase price generally consisted of cash and equity consideration. For the acquisitions completed in 2011, the purchase price only consisted of cash consideration. The acquisition date is determined based on the date at which the Group obtained control of the acquiree and the terms of the acquisition were agreed with the seller. Management of the Group is responsible for determining the fair value of equity issued, assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from Marsh (Beijing) Risk Consulting Company Limited, an independent appraiser.

The fair value of the equity consideration relating to acquisitions in 2009 and 2010 was estimated using an average of the values determined using the market approach and the income approach as the combination of approaches is deemed to be the most indicative of the Group’s fair value in an orderly transaction between market participants. Under the market approach, the Group utilizes publicly-traded comparable company information to determine the revenue and earnings multiples that are used to value the Group. Under the income approach, the Group determines the fair value based on estimated future cash flow of the Group discounted by an estimated weighted-average cost of capital, which reflects the overall level of inherent risk of the Group and the rate of return an outside investor would expect to earn. The cash flow projections for the Group are based on a six-year forecast of cash flows, derived from the most recent annual financial forecast, and a terminal value based on the perpetuity growth model. The Group determines the fair value of the Group as a whole on a quarterly basis. The fair value of equity exchanged is expected to approximate the fair value of the Group as of the acquisition date.

The Group will recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period shall not exceed one year from the acquisition date. Further, any associated restructuring costs will be expensed in future periods. Goodwill represents the excess of costs over the fair value of assets and liabilities of businesses acquired. The goodwill acquired resulted primarily from the Group’s expected synergies from the integration of businesses acquired into the Group’s service and product offerings.

The Company used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

·                           Property and equipment—land was valued using the market approach; buildings and equipment were valued using the cost approach;

·                           Trade names were valued using the income approach, specifically the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;

·                           Customer relationships, Student populations and Cooperative agreements were valued using the income approach, specifically the excess earnings method;

·                           Favorable leases were valued using the income approach, specifically the cost-saving method; and

·                           All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.

Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

Acquisitions completed in 2009:

(1) Tianjin Tutoring

On January 1, 2009, Ambow Sihua acquired a 100% equity interest in Tianjin Tutoring, an entity engaged in providing tutoring services. The Group believes the acquisition of Tianjin Tutoring is an integral piece of the Group’s strategy to increase its market shares in providing after school tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Tianjin Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 104,223 consisted of RMB 47,349 in cash consideration and RMB 56,874 in equity exchanged through the issuance of 2,745,000 ordinary shares. The RMB 47,349 of total cash consideration less cash acquired of RMB 11,779 resulted in a net cash outlay of RMB 35,570.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	11,779
Prepaid and other current assets	4,407
Indemnifications from the seller	3,735
Property and equipment	101
Intangible assets:
Trade name	22,870	Indefinite
Student population	9,390	9.0
Goodwill	68,292
Total assets acquired	120,574
Deferred revenue	(4,407)
Other liabilities assumed	(4,679)
Deferred tax liability	(7,265)
Total	104,223

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities, income tax liabilities and social welfare liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 3,735 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

Of the RMB 32,260 of acquired intangible assets, RMB 22,870 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 9,390 have a useful life of 9.0 years. Goodwill is not tax deductible for tax purposes and is included in the Tutoring segment.

(2) Shanghai Career Enhancement

On January 9, 2009, Kunshan Ambow Education and Technology Co., Ltd. (“Ambow Kunshan”) acquired a 100% equity interest in Shanghai Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Shanghai Career Enhancement is an integral piece of the Group’s strategy to increase its market share for providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Shanghai Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 29,643 consisted of RMB 18,447 in cash consideration and RMB 11,196 in equity exchanged through the issuance of 540,371 ordinary shares. The RMB 18,447 of total cash consideration less cash acquired of RMB 49 resulted in a net cash outlay of RMB 18,398.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	49
Indemnifications from the seller	1,598
Intangible assets:
Trade name	8,600	Indefinite
Goodwill	27,706
Total assets acquired	37,953
Deferred revenue	(3,661)
Other liabilities assumed	(2,499)
Deferred income taxes	(2,150)
Total	29,643

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities, income tax liabilities and social welfare liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 1,598 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

The RMB 8,600 of acquired intangible assets relates to a trade name with an indefinite life that is not subject to amortization. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments Shanghai Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(3) Guangzhou HP Tutoring

On February 5, 2009, Ambow Sihua acquired a 100% equity interest in Guangzhou HP Tutoring, an entity engaged in providing after-school tutoring services for junior high and high school students. The Group believes the acquisition of Guangzhou HP Tutoring is an integral piece of the Group’s strategy to increase its market share for providing after school tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Guangzhou HP Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 33,182 consisted of RMB 11,530 in cash consideration and RMB 21,652 in equity exchanged through the issuance of 1,008,403 ordinary shares. The RMB 11,530 of total cash consideration less cash acquired of RMB 693 resulted in a net cash outlay of RMB 10,837.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	693
Indemnifications from the seller	371
Prepaid and other current assets	403
Other non-current assets	866
Property and equipment	121
Intangible assets:
Trade name	8,950	Indefinite
Student population	4,040	4.4
Cooperative agreement	3,060	5.2
Goodwill	20,373
Total assets acquired	38,877
Deferred revenue	(669)
Other liabilities assumed	(1,022)
Deferred income taxes	(4,004)
Total	33,182

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities and income tax liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 371 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

Of the RMB 16,050 of acquired intangible assets, RMB 8,950 was for a trade name with an indefinite life that is not subject to amortization. The remaining amortizable intangible assets of RMB 7,100 have a useful life of 4.7 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments Guangzhou HP Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

(4) SIWA Future Holding

On April 3, 2009, Ambow Sihua and Ambow Shanghai acquired a 100% equity interest in SIWA Future Holding, an entity engaged in providing education services to students from primary level through to college level in Beijing.

SIWA Future Holding owns a privately operated school providing services to primary, junior high and high school students. SIWA Future Holding also has training centers that provide after school tutoring services. Furthermore, SIWA Future Holding has established the wholly owned Beijing Century College through a cooperation arrangement with Beiyou Daxue. The Group believes the acquisition of SIWA Future Holding is an integral piece of the Group’s strategy to become one of the most comprehensive private education service providers in China.

The total purchase price of RMB 450,060 consisted of RMB 390,360 in cash consideration and RMB 59,700 in equity exchanged through the issuance of 2,925,687 ordinary shares on the acquisition date. Furthermore, the Group agreed to extend payment terms with the seller whereby the remaining RMB 350,000 would be paid over 18 years, RMB 20,000 for the first 17 years and RMB 10,000 for the 18th year of the payment term. This payment term starts at the earlier of (a) March 7, 2016 or (b) upon obtainment of an updated education license before the fifth anniversary of the effective date of the acquisition agreement. The extended payment terms are only contingent upon the passage of time. Accordingly, the Group discounted the extended payment based on its incremental borrowing rate with the expectation that the education license will be obtained by the fifth anniversary of the effective date of this acquisition agreement. The net present value of the extended payment term is estimated to be RMB 160,360. The RMB 390,360 of total cash consideration less cash acquired of RMB 46,916 resulted in a net cash outlay of RMB 343,444.

With the acquisition of SIWA Future Holding, the Group also acquired significant land use rights that are allocated by the Chinese government. To account for the fair value of acquired allocated land use rights, the Group used a combination of sales comparisons and benchmark land sale price adjustment methods to arrive at the valuation results.

The purchase price exceeded the fair value of the net tangible and intangible assets acquired from SIWA Future Holding and as a result, the Group recorded goodwill in connection with this transaction.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	46,916
Term deposits	1,000
Accounts receivable	1,383
Indemnifications from the seller	12,312
Prepaid and other current assets	145,141
Other non-current assets	539
Property and equipment	206,173
Prepayments for land use rights	158,590
Intangible assets:
Trade name	40,580	Indefinite
Cooperative agreement	81,173	10.3
Goodwill	178,180
Total assets acquired	871,987
Deferred revenue	(68,729)
Short-term and long-term borrowings	(170,000)
Termination liability	(22,135)
Other liabilities assumed	(100,840)
Deferred tax liability	(60,223)
Total	450,060

In connection with the acquisition agreement, the Group has entered into the following key arrangements:

The Group entered into a contingent refundable arrangement with the seller of SIWA Future Holding, whereby the seller agreed to refund a portion of the paid consideration to the Group should the acquired entity fail to meet certain minimum enrollment requirements in the first year after acquisition. As of the acquisition date, the Group estimated the fair value of the refundable consideration to be RMB 0 based on estimated probability of receiving such a refund. Hence, the Group did not record any refundable consideration. As of December 31, 2011, the Group had confirmed with the seller that no refund is required.

The Group assumed a termination liability in connection with the cooperation agreement entered into between SIWA Future Holding and Beiyou Daxue. Upon the end of the agreement period, Beiyou Daxue will be eligible for 35% of the undistributed net assets of Beijing Century College even though Beiyou Daxue has no equity interest in Beijing Century College. Should the Group decide to terminate the cooperative agreement prior to the end of the agreement, the Group is required to pay a RMB 40,000 termination penalty. As of the acquisition date, the Group estimated the liabilities to be RMB 22,135, after applying a discount rate of 5.94%. As of December 31, 2011, the Group recorded an accretion expense of RMB 10,691 in connection with this termination liability.

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain liabilities incurred prior to the acquisition date. As such, the Group has estimated the maximum total business tax liabilities, income tax liabilities and social welfare liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 12,312 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group calculated the amount of such indemnification it expects to receive based on SIWA Future Holding’s incurred business tax and income tax liabilities of past years and unpaid social welfare balances. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group reclassified the indemnifications balances related to Beijing Century College Group to assets held for sale because of the initiating disposal transaction. The remaining indemnifications from the seller continue to be recoverable.

Of the RMB 121,753 of acquired intangible assets, RMB 40,580 relates to trade names with indefinite lives that are not subject to amortization. The remaining amortizable intangible assets of RMB 81,173 have a useful life of 10.3 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments the various schools and colleges of SIWA Future Holding and the goodwill arising on its acquisition are classified within the Colleges and K-12 schools segments. The allocation of goodwill to the Colleges and K-12 schools segments is RMB 76,154 and RMB 102,026, respectively.

Revenue and income after tax of SIWA Future Holding from the date of acquisition to December 31, 2009 were RMB 152,922 and RMB 29,063, respectively. And these amounts have been included in the consolidated financial statements.

In December 2011, the Group commenced proceedings to dispose Beijing Century College Group and 21st School back to the original owner, Xihua Group. Refer to Note 24(b) for details.

(5) Beijing Century Tutoring

On April 20, 2009, Ambow Shida acquired the 100% equity interest in Beijing Century Tutoring, an entity engaged in providing tutoring services. The Group believes the acquisition of Beijing Century Tutoring is an integral piece of the Group’s strategy to increase its market share of providing after school tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing Century Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 50,578 consisted of RMB 29,242 in cash consideration and RMB 21,336 in equity exchanged through the issuance of 856,461 ordinary shares. The RMB 29,242 of total cash consideration less cash acquired of RMB 1,047 resulted in a net cash outlay of RMB 28,195.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,047
Indemnifications from the seller	758
Prepaid and other current assets	3,110
Other non-current assets	8
Property and equipment	14
Intangible assets:
Trade name	12,500	Indefinite
Goodwill	43,362
Total assets acquired	60,799
Deferred revenue	(5,400)
Other liabilities assumed	(1,696)
Deferred tax liability	(3,125)
Total	50,578

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities and income tax liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 758 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

The RMB 12,500 of acquired intangible assets relates to a trade name with an indefinite life that is not subject to amortization. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments Beijing Century Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

(6) Taishidian Holding

On August 8, 2009, Ambow Shida acquired a 70% equity interest in Taishidian Holding, an entity engaged in providing education services to college students. Taishidian Holding has established a wholly owned entity called Applied Technology College in cooperation with Soochow University. The Group believes the acquisition of Taishidian Holding is an integral piece of the Group’s strategy to increase its market shares in providing college services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Taishidian Holding and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 187,271 consisted of RMB 171,524 in cash consideration and RMB 15,747 in equity exchanged through the issuance of 538,596 ordinary shares on the acquisition. The RMB 171,524 of total cash consideration less cash acquired of RMB 7,370 resulted in a net cash outlay of RMB 164,154.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	7,370
Restricted cash	10,000
Term deposits	200
Accounts receivable	273
Indemnifications from the seller	9,806
Prepaid and other current assets	34,286
Land use rights	104,330
Property and equipment	259,298
Intangible assets:
Cooperative agreement	17,580	10.0
Goodwill	81,714
Total assets acquired	524,857
Deferred revenue	(316)
Short-term and long-term borrowings	(191,500)
Other liabilities assumed	(86,645)
Deferred tax liability	(11,295)
Non-controlling interest	(47,830)
Total	187,271

The fair value of the non-controlling interest is based on significant inputs that are not observable in the market and thus represents Level 3 measurements as defined in SFAS 157. Key assumptions include:

(1)                   discount rate of 23%;

(2)                   a terminal value based on a multiple of approximately five times the annual EBITDA forecast five years after the acquisition date;

(3)                   financial multiples of companies deemed to be similar to the acquired schools; and

(4)                   adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the non-controlling interest of the acquired schools.

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities (included within other liabilities assumed) incurred prior to the acquisition date. As such, the Group has estimated the maximum income tax liabilities at the acquisition date to be RMB 9,806 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group calculated the amount of such indemnifications it expects to receive based on Taishidian Holding’s income tax liabilities of past years.

The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

The RMB 17,580 was assigned to amortizable intangible assets that have a useful life of 10.0 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Taishidian Holding and the goodwill arising on its acquisition is included in the Colleges segment.

Revenue and income after tax of Taishidian Holding from the date of acquisition to December 31, 2009 was RMB 46,195 and RMB 4,201, respectively, and these amounts have been included in the consolidated financial statements.

(7) Changsha K-12

On August 31, 2009, Ambow Shida acquired a 100% equity interest in Changsha K-12, an entity engaged in providing K-12 education services for junior high and high school students. 30% of the equity interest was acquired contractually and such interest will be transferred to the Group in 25 years unconditionally. The Group believes the acquisition of Changsha K-12 is an integral piece of the Group’s strategy to increase the market shares in providing K-12 education services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Changsha K-12 and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 155,755 consisted of RMB 83,910 in cash consideration and RMB 71,845 in equity exchanged through the issuance of 2,457,272 ordinary shares. The RMB 83,910 of total cash consideration less cash acquired of RMB 12,801 resulted in a net cash outlay of RMB 71,109.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	12,801
Indemnifications from the seller	10
Prepaid and other current assets	27,070
Property and equipment	28,227
Intangible assets:
Trade name	29,400	Indefinite
Student population	15,270	15.0
Favorable lease	30,210	20.0
Goodwill	108,036
Total assets acquired	251,024
Deferred revenue	(42,401)
Other liabilities assumed	(34,486)
Deferred tax liability	(18,382)
Total	155,755

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the income tax liabilities (included within other liabilities assumed) at the acquisition date to be RMB 10 and has recorded a corresponding asset for the indemnification from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnification from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnification from the seller continues to be recoverable. Of the RMB 74,880 of acquired intangible assets, RMB 29,400 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 45,480 have a useful life of 18.3 years. No value was assigned to the 30% of equity interest acquired contractually that will be transferred to the Group in 25 years unconditionally without providing any additional consideration. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Changsha K-12 and the goodwill arising on its acquisition are classified within the K-12 schools segment.

Revenue and income after tax of Changsha K-12 from the date of acquisition to December 31, 2009 was RMB 32,466 and RMB 11,169, respectively, and these amounts have been included in the consolidated financial statements.

(8) Beijing IT Career Enhancement

On September 2, 2009, Ambow Kunshan acquired a 100% equity interest in Beijing IT Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Beijing IT Career Enhancement is an integral piece of the Group’s strategy to increase its market shares in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing IT Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 35,401 consisted of RMB 19,402 in cash consideration and RMB 15,999 in equity exchanged through the issuance of 547,400 ordinary shares. The RMB 19,402 of total cash consideration less cash acquired of RMB 1,292 resulted in a net cash outlay of RMB 18,110.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,292
Accounts receivable	439
Indemnifications from the seller	833
Prepaid and other current assets	105
Property and equipment	186
Intangible assets:
Trade name	8,070	Indefinite
Customer relationship	2,120	4.3
Goodwill	27,652
Total assets acquired	40,697
Deferred revenue	(438)
Other liabilities assumed	(2,446)
Deferred tax liability	(2,412)
Total	35,401

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities and income tax liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 833 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

Of the RMB 10,190 of acquired intangible assets, RMB 8,070 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 2,120 have a useful life of 4.3 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Beijing IT Career Enhancement and the goodwill arising in its acquisition are classified within the Career Enhancement segment.

(9) Suzhou Career Enhancement

On September 24, 2009, Ambow Kunshan acquired a 100% equity interest in Suzhou Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Suzhou Career Enhancement is an integral piece of the Group’s strategy to increase its market shares in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Suzhou Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price is RMB 7,920. The RMB 7,920 of total cash consideration less cash acquired of RMB 2,027 resulted in a net cash outlay of RMB 5,893.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

RMB
Cash and cash equivalents	2,027
Accounts receivable	529
Prepaid and other current assets	50
Other non-current assets	960
Property and equipment	147
Goodwill	4,317
Total assets acquired	8,030
Other liabilities assumed	(110)
Total	7,920

In accordance with the acquisition agreement, the seller agreed to indemnify the Company against certain liabilities incurred prior to the acquisition date. At the acquisition date and as of December 31, 2011 the Group has estimated that no such liabilities existed.

Goodwill is not tax deductible for tax purposes. For the purpose of presenting operating segments, Suzhou Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(10) Shenyang K-12

On September 30, 2009, Ambow Shida acquired a 90% equity interest in Shenyang K-12, an entity engaged in providing K-12 education services for junior high and high school students. The Group believes the acquisition of Shenyang K-12 is an integral piece of the Group’s strategy to increase its market share in providing K-12 education services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Shenyang K-12 and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 108,968 consisted of RMB 59,760 in cash consideration and RMB 49,208 in equity exchanged through the issuance of 1,679,656 ordinary shares. The RMB 59,760 of total cash consideration less cash acquired of RMB 404 resulted in a net cash outlay of RMB 59,356.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	404
Indemnifications from the seller	44
Prepaid and other current assets	38,818
Property and equipment	5,786
Intangible assets:
Trade name	27,390	Indefinite
Student population	2,190	5.9
Favorable lease	32,100	20.0
Goodwill	64,535
Total assets acquired	171,267
Deferred revenue	(30,629)
Other liabilities assumed	(7,411)
Deferred tax liability	(15,399)
Non-controlling interest	(8,860)
Total	108,968

In December 2009, Ambow and the original shareholder of Shenyang K-12 signed supplemental agreements to reduce the total consideration of Shenyang K-12. Total consideration was revised down by RMB 29,620 which consisted of RMB 16,200 in cash consideration and RMB 13,420 in equity exchanged through the reduction of 458,088 ordinary shares. The change in total consideration arose due to new information identified subsequent to the acquisition date that affected the determination of the total consideration. Since the new information related to circumstances existing as of the acquisition date, this has been accounted for as a measurement period adjustment and reduces goodwill in the measurement period. This directly revised down the amount of goodwill from RMB 64,535 to RMB 34,915.

As of December 31, 2009, 1,221,568 ordinary shares due to the seller of Shenyang K-12 had not been issued and were subsequently issued in February 2010. The fair value of these outstanding shares has been reflected in Additional Paid-In Capital at the acquisition date.

The fair value of the non-controlling interest is based on significant inputs that are not observable in the market and thus represents Level 3 measurements as defined in SFAS 157. Key assumptions include:

(1)                   discount rate of 23%;

(2)                   a terminal value based on a multiple of approximately five times the annual EBITDA forecast five years after the acquisition date;

(3)                   financial multiples of companies deemed to be similar to the acquired schools; and

(4)                   adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the non-controlling interest of the acquired schools.

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated income tax liabilities (include above within other liabilities assumed) at the acquisition date to be RMB 44 and has recorded a corresponding asset for the indemnification from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnification from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnification from the seller continue to be recoverable.

Of the RMB 61,680 of acquired intangible assets, RMB 27,390 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 34,290 have a useful life of 19.1 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Shenyang K-12 and the goodwill arising on its acquisition are classified within the K-12 schools segment.

(11) Changsha Career Enhancement

On September 30, 2009, Ambow Shanghai acquired a 100% equity interest in Changsha Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Changsha Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Changsha Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 86,777 consisted of RMB 47,525 in cash consideration and RMB 39,252 in equity exchanged through the issuance of 1,339,837 ordinary shares. The RMB 47,525 of total cash consideration less cash acquired of RMB 7,637 resulted in a net cash outlay of RMB 39,888.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	7,637
Prepaid and other current assets	4,172
Indemnifications from the seller	1,702
Other non-current assets	590
Property and equipment	4,740
Intangible assets:
Trade name	21,200	Indefinite
Student population	5,290	2.8
Goodwill	67,216
Total assets acquired	112,547
Deferred revenue	(16,246)
Other liabilities assumed	(3,592)
Deferred tax liability	(5,932)
Total	86,777

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 1,702 and has recorded a corresponding asset for the indemnification from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnification from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnification from the seller continue to be recoverable.

Of the RMB 26,490 of acquired intangible assets, RMB 21,200 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 5,290 have a useful life of 2.8 years. Goodwill is not tax deductible for tax purpose. For the purposes of presenting operating segments, Changsha Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(12) Beijing JY Tutoring

On September 30, 2009, Ambow Sihua acquired a 100% equity interest in Beijing JY Tutoring, an entity engaged in providing after-school tutoring services for junior high and high school students. The Group believes the acquisition of Beijing JY Tutoring is an integral piece of the Group’s strategy to increase its market shares in providing after school tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing JY Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 123,008 consisted of RMB 79,979 in cash consideration and RMB 43,029 in equity exchanged through the issuance of 1,468,744 ordinary shares. The RMB 79,979 of total cash consideration less cash acquired of RMB 305 resulted in a net cash outlay of RMB 79,674.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	305
Accounts receivable	50,140
Prepaid and other current assets	5,581
Other non-current assets	53
Property and equipment	519
Intangible assets:
Trade name	36,380	Indefinite
Student population	5,150	5.3
Goodwill	99,900
Total assets acquired	198,028
Deferred revenue	(63,764)
Other liabilities assumed	(1,000)
Deferred tax liability	(10,256)
Total	123,008

In accordance with the acquisition agreement, the seller agreed to indemnify the Company against certain liabilities incurred prior to the acquisition date. At the acquisition date and as of December 31, 2011, the Group has estimated that no such liabilities existed.

Of the RMB 41,530 of acquired intangible assets, RMB 36,380 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 5,150 have a useful life of 5.3 years. Goodwill is not tax deductible for tax purposes.

For the purposes of presenting operating segments, Beijing JY Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

(13) Guangzhou DP Tutoring

On October 9, 2009, Ambow Sihua acquired a 100% equity interest in Guangzhou DP Tutoring, an entity engaged in providing tutoring services for kindergarten and primary school students. The Group believes the acquisition of Guangzhou DP Tutoring is an integral piece of the Group’s strategy to increase its market shares in providing tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Guangzhou DP Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 60,800 consisted of RMB 39,191 in cash consideration and RMB 21,609 in equity exchanged through the issuance of 737,709 ordinary shares. The RMB 39,191 of total cash consideration less cash acquired of RMB 137 resulted in a net cash outlay of RMB 39,054.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	137
Indemnifications from the seller	5,010
Prepaid and other current assets	4,733
Property and equipment	171
Intangible assets:
Trade name	14,970	Indefinite
Student population	1,760	2.9
Goodwill	47,804

Total assets acquired	74,585
Other liabilities assumed	(9,602)
Deferred tax liability	(4,183)

Total	60,800

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities, income tax liabilities and social welfare liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 5,010 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

Of the RMB 16,730 of acquired intangible assets, RMB 14,970 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 1,760 have a useful life of 2.9 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Guangzhou DP Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

The aggregate revenue and income after tax of Tianjin Tutoring, Shanghai Career Enhancement, Guangzhou HP Tutoring, Beijing Century Tutoring, Beijing IT Career Enhancement, Suzhou Career Enhancement, Shenyang K-12, Changsha Career Enhancement, Beijing JY Tutoring and Guangzhou DP Tutoring from their date of acquisition to December 31, 2009 was RMB 136,849 and RMB 26,203, respectively, and these amounts have been included in the consolidated financial statements.

Acquisitions completed in 2011:

(14) Guangzhou ZS Career Enhancement

On January 1, 2011, Ambow Shanghai acquired a 100% equity interest in Guangzhou ZS Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Guangzhou ZS Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Guangzhou ZS Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 96,644 is in cash consideration. The RMB 96,644 of total cash consideration less cash acquired of RMB 2,948 resulted in a net cash outlay of RMB 93,696.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	2,948
Accounts receivable	3,966
Prepaid and other current assets	4,273
Property and equipment	2,299
Intangible assets:
Trade name	19,800	Indefinite
Student population	5,200	3.0
Non-compete agreement	33	3.0
Goodwill	87,147
Total assets acquired	125,666
Deferred revenue	(11,726)
Other liabilities assumed	(7,799)
Deferred tax liability	(6,292)
Non-controlling interest	(3,205)
Total	96,644

Of the RMB 25,033 of acquired intangible assets, RMB 19,800 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 5,233 have a useful life of 3.0 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Guangzhou ZS Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(15) Jinan WR Career Enhancement

On January 5, 2011, Ambow Shanghai acquired a 100% equity interest in Jinan WR Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Jinan WR Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Jinan WR Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 50,278 is in cash consideration. The RMB 50,278 of total cash consideration less cash acquired of RMB 766 resulted in a net cash outlay of RMB 49,512.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	766
Accounts receivable	1,323
Prepaid and other current assets	1,269
Other non-current assets	11
Property and equipment	109
Intangible assets:
Trade name	13,800	Indefinite
Cooperative agreement	900	10.0
Non-compete agreement	20	3.0
Goodwill	38,363
Total assets acquired	56,561
Deferred revenue	(1,003)
Other liabilities assumed	(1,606)
Deferred tax liability	(3,674)
Total	50,278

Of the RMB 14,720 of acquired intangible assets, RMB 13,800 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 920 have a useful life of 9.9 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Jinan WR Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(16) Hebei YL Career Enhancement

On January 13, 2011, Ambow Shanghai acquired a 100% equity interest in Hebei YL Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Hebei YL Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Hebei YL Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 89,796 is in cash consideration. The RMB 89,796 of total cash consideration less cash acquired of RMB 1,131 resulted in a net cash outlay of RMB 88,665.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,131
Accounts receivable	363
Prepaid and other current assets	3,267
Property and equipment	462
Intangible assets:
Trade name	14,276	Indefinite
Cooperative agreement	4,180	10.0
Non-compete agreement	480	3.0
Goodwill	74,929
Total assets acquired	99,088
Deferred revenue	(3,948)
Other liabilities assumed	(607)
Deferred tax liability	(4,737)
Total	89,796

Of the RMB 18,936 of acquired intangible assets, RMB 14,276 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 4,660 have a useful life of 9.9 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Hebei YL Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(17) Chongqing XT Career Enhancement

On January 21, 2011, Ambow Shanghai acquired a 100% equity interest in Chongqing XT Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Chongqing XT Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Chongqing XT Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 34,739 is in cash consideration. The RMB 34,739 of total cash consideration less cash acquired of RMB 649 resulted in a net cash outlay of RMB 34,090.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	649
Accounts receivable	111
Prepaid and other current assets	2,156
Property and equipment	316
Intangible assets:
Trade name	9,227	Indefinite
Non-compete agreement	310	3.0
Goodwill	26,743
Total assets acquired	39,512
Deferred revenue	(1,020)
Other liabilities assumed	(1,444)
Deferred tax liability	(2,309)
Total	34,739

Of the RMB 9,537 of acquired intangible assets, RMB 9,227 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 310 have a useful life of 3.0 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Chongqing XT Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(18) Beijing XGX Tutoring

On March 10, 2011, Ambow Sihua acquired a 100% equity interest in Beijing XGX Tutoring, an entity engaged in providing exam preparation tutorial classes for students wishing to retake the national high school entrance exam or college entrance examination. The Group believes the acquisition of Beijing XGX Tutoring is an integral piece of the Group’s strategy to increase its market share in providing tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing XGX Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 34,531 is in cash consideration. The RMB 34,531 of total cash consideration less cash acquired of RMB 1,996 resulted in a net cash outlay of RMB 32,535.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,996
Accounts receivable	96
Prepaid and other current assets	2,686
Property and equipment	104
Intangible assets:
Trade name	6,400	Indefinite
Student population	1,900	1.8
Non-compete agreement	23	3.0
Goodwill	27,771
Total assets acquired	40,976
Deferred revenue	(1,348)
Other liabilities assumed	(3,011)
Deferred tax liability	(2,086)
Total	34,531

Of the RMB 8,323 of acquired intangible assets, RMB 6,400 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 1,923 have a useful life of 1.8 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Beijing XGX and the goodwill arising on its acquisition are classified within the Tutoring segment.

(19) Genesis Career Enhancement

On May 1, 2011, Ambow Shanghai acquired a 100% equity interest in Genesis Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Genesis Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Genesis Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 53,185 is in cash consideration. The RMB 53,185 of total cash consideration less cash acquired of RMB 9,422 resulted in a net cash outlay of RMB 43,763.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	9,422
Accounts receivable	6,461
Prepaid and other current assets(a)	10,258
Property and equipment	2,060
Intangible assets:
Trade name	19,300	Indefinite
Customer relationship	5,270	5.7
Goodwill	39,781
Total assets acquired	92,552
Deferred revenue	(4,400)
Dividend payable	(4,905)
Other liabilities assumed(a)	(23,731)
Deferred tax liability	(6,331)
Total	53,185

Of the RMB 24,570 of acquired intangible assets, RMB 19,300 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 5,270 have a useful life of 5.7 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Genesis Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

Note a: The “Prepaid and other current assets” primarily relate to the shareholder transactions with previous owner. The “Other liabilities assumed” primarily relate to the payments made by the previous owner on behalf of the acquiree. Further, only RMB 2.3 million of other receivable was outstanding as of December 31, 2011.

(20) Beijing JT Tutoring

On July 12, 2011, Ambow Sihua acquired a 100% equity interest in Beijing JT Tutoring, an entity engaged in providing after-school tutoring services for junior high and high school students. The Group believes the acquisition of Beijing JT Tutoring is an integral piece of the Group’s strategy to increase its market share in providing tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing JT Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 80,000 is in cash consideration. The RMB 80,000 of total cash consideration less cash acquired of RMB 9,519 resulted in a net cash outlay of RMB 70,481.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	9,519
Accounts receivable	65
Prepaid and other current assets	1,703
Property and equipment	146
Intangible assets:
Student population	7,940	5.5
Non-compete agreement	2,355	4.5
Goodwill	72,495
Total assets acquired	94,223
Deferred revenue	(9,461)
Other liabilities assumed	(2,189)
Deferred tax liabilities	(2,573)
Total	80,000

The RMB 10,295 was assigned to amortizable intangible assets that have a useful life of 5.3 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Beijing JT Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

Pro-forma net revenue and net income of the Group reflecting acquisitions made in 2011

The net revenue and net income arising from acquisitions made in 2011 that are included in the Group’s consolidated income statement for the year ended December 31, 2011 are RMB 161,517 and RMB 21,887, respectively. The following summary of unaudited pro forma results of operations of the Group for the years ended December 31, 2010 and 2011 is presented using the assumption that the acquisitions made in 2011 were completed as of January 1, 2010. These pro-forma results of the Group have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisitions occurred as of January 1, 2010, nor is it indicative of future operating results.

	For the year ended December 31
	2010	2011
	RMB	RMB
	(Unaudited)	(Unaudited)

Pro forma net revenue	199,518	192,029
Pro forma net income	39,731	18,082

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23. RELATED PARTY TRANSACTIONS

The Group has entered into a number of transactions with related parties:

(a)         Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2009	2010	2011
	RMB	RMB	RMB

Receipt of consulting services from a company owned by a family member of Jilin Tutoring principal	9,573	—	—

Payments to the minority shareholder of Taishidian Holding and one of the subsidiaries of the minority shareholder of Taishidian Holding (Note (i))	222,964	196,871	123,697

Receipts from the minority shareholder of Taishidian Holding and one of the subsidiaries of the minority shareholder of Taishidian Holding (Note (i))	185,559	205,982	107,206

Purchase of buildings and land use right from a subsidiary of the minority shareholder of Taishidian Holding (Non-cash transaction) (Note (i))	—	—	17,407

Receipt of amount due from a subsidiary of the minority shareholder of Taishidian Holding (Non-cash transaction) (Note (i))	—	—	17,407

Sales of software to companies owned by a family member of Jilin Tutoring principal	11,198	—	—

Sales of software to a company owned by the principal of Shanghai Career Enhancement	6,460	—	—

Sales of software to a company owned by a family member of Changsha Career Enhancement chairman of the board of directors	3,525	—	—

Sales of software to a company owned by CEO of Beijing Century Tutoring	2,947	—	—

Receipt of consulting services from a company owned by the family member of the principal of Tianjin Tutoring	1,805	320	—

Receipt of consulting services from a company owned by principal of Beijing YZ Tutoring	1,505	—	—

Receipt of property management services from one school founded by the principal of Shuyang K-12	—	1,800	1,800

Receipt of property management services from the former shareholder of Changsha K-12	2,559	3,787	7,470

Receipt of rental services from subsidiary of former shareholder of Shenyang Universe High School	—	1,100	1,100

Sales of software and providing services to former shareholder of Jinan WR Career Enhancement	—	—	6,800

Others	200	596	1,627

Note (i) During 2011 Taishidian Holding entered into a number of short-term financing transactions with the minority shareholder of Taishidian Holding, including a loan of RMB 40 million to a subsidiary of the minority shareholder. A portion of this loan was subsequently extinguished by being offset against the purchase price of land use rights and buildings acquired by Taishidian Holding from a subsidiary of the minority shareholder in the first half of 2011. The volume of transactions between Taishidian Holding and the minority shareholder has reduced significantly from October 2011.

(b)                 The Group had the following balances with related parties:

	Amounts due from related parties			Amounts due to related parties
	As of December 31,			As of December 31,
Relationship	2009	2010	2011	2009	2010	2011
	RMB	RMB	RMB	RMB	RMB	RMB
Principal of Xi’an Tutoring*	2,774	1,768	—	—	34	—
Principal of Beijing YZ Tutoring	8,593	4,940	4,940	—	—	—
Principal of Jilin Tutoring	481	681	681	110	603	603
Former owner of Beijing Away United Technology Co., Ltd.	1,000	2,677	2,677	—	1,083	1,081
Former principal of Dalian Hope School (“Dalian Career Enhancement”) and a senior manager of the Group	1,064	714	464	—	—	2
Family member of Changsha Tutoring Principal	171	171	171	—	—	—
Principal of Shuyang K-12	1,556	400	—	—	1,338	—
A company established by the director of SIWA Future Holding and its subsidiary*	92,071	85,136	—	701	700	—
Subsidiary of the minority shareholder of Taishidian Holding	5,110	—	600	—	—	—
Minority shareholder of Taishidian Holding	11,892	11,142	32,619	4,000	—	22,200
The chairman of the board of directors of Taishidian Holding	20,400	400	—	—	—	—
Former shareholder of Changsha K-12	28,566	10	10	1,262	5,049	9,767
Subsidiary of former shareholder of Shenyang K-12	29,350	—	44	275	1,375	2,475
Principal of Shanghai Career Enhancement	3,178	3,178	3,178	—	—	—
Principal of Changsha Career Enhancement	5,379	1,702	1,702	—	—	—
Principal of Tianjin Tutoring	5,783	6,103	5,783	—	—	—
Principal of Tianjin Changcheng Occupational Training School*	193	153	—	2,174	2,020	—
Former owner of Jinan Prosperous Resource Technology Co., Ltd.	1,490	16,888	—	—	—	—
Subsidiary of the former shareholder of Changsha K-12	52	—	—	2,844	621	—
Former Owner of Beijing IT Career Enhancement	833	833	833	670	670	670
CEO of Beijing Century Tutoring	4,737	2,318	2,318	—	—	—
Former owner and currently general manager of Beijing JY Tutoring	800	800	800	—	—	—
Former owner of Guangzhou DP Tutoring	5,010	8,590	8,590	—	—	125
CEO of Suzhou Career Enhancement	784	784	784	—	—	—
Former shareholder of Jinan WR Career Enhancement	—	—	650	—	—	—
Former owner of Chongqing XT Career Enhancement	—	—	3,807	—	—	408
Former shareholder of Beijing XGX Tutoring	—	—	1,360	—	—	—
Former shareholder of Genesis Career Enhancement	—	—	11,324	—	—	9,074
Former shareholder of Hebei YL Career Enhancement	—	—	1,000	—	—	700
Former owner of Jinan WR Career Enhancement	—	—	3,900	—	—	—
Others	1,215	794	749	246	—	426
	232,482	150,182	88,984	12,282	13,493	47,531

* On December 31, 2011, these companies were no longer related parties following the disposal transactions Note 24(a) and (b).

Principal shareholder transaction

On October 26, 2011, Dr Jin Huang, chief executive officer of the Company, and holder of more than 10% interest in the voting power of the Company, entered into a participation agreement with, among others, the Baring Asia Private Equity Fund V., L.P. (the “Participation Agreement”). Pursuant to this agreement, Campus Holdings Limited (“Campus”), an affiliate to the Baring Asia Private Equity Fund V., L.P., agreed to invest up to USD 50 million to purchase Class A Shares of the Company through a series of private transactions and on the open market through purchases of American Depositary Shares.

The return on the investment in Class A Shares as contemplated by the Participation Agreement will be shared between Campus and Dr. Huang after Campus has received a minimum return on its investment following the occurrence of agreed transfer events. Dr. Huang’s share of such return will be dependent on the portfolio values of the Class A Shares acquired by Campus plus the value of all other property delivered as a dividend or other distribution on such Class A Shares (the “Portfolio Value”) expressed as a multiple of Campus’ net investment amount as set forth in the Participation Agreement and can be paid to Dr. Huang in cash, in Class A Shares or a combination of cash and Class A Shares.

To secure Campus’ obligations under the Participation Agreement, Campus entered into a charge (the “Campus Share Charge”) in favor of Spin-Rich over 1,818,182 Class A Shares that Campus may acquire from time to time after the date of the Campus Share Charge to secure Campus’ obligations under the Participation Agreement, including, without limitation, Campus’ obligations to share with Dr. Huang its investment return on the Class A Shares in accordance with the terms of the Participation Agreement. Spin-Rich in turn entered into a charge over 6,077,747 Class B Shares of the Company that it owns in favor of Campus to secure Campus’ agreed-upon minimum return on its investment. Spin-Rich shall be entitled to exercise all voting and/or consensual powers pertaining to the Class B Shares and dividends or other distributions received thereon by Spin-Rich or any part thereof charged in favor of Campus unless and until enforcement event occurs.

Between November 9, 2011 and January 25, 2012, Campus purchased an aggregate of 11,944,600 Class A Shares equivalent of the Company through privately negotiated transactions or  in open market transactions. The aggregate consideration paid was USD 50,000,001. None of the sellers in the privately negotiated transactions were the employees of the Company.

Management has assessed the accounting treatment for this transaction and considered there to be no significant impact to the Company’s financial statements for the year ended December 31, 2011.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

24. DISCONTINUED OPERATIONS

(a)   Disposal of 4 Disposed Businesses

In the fourth quarter of 2011, the Company decided to concentrate its resources and focus on the Company’s core businesses. On December 2, 2011, the Company sold Xi’an Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding, to Tongshengle for cash consideration of RMB 35 million (US$5.5 million). The total impairment loss recognized prior to the disposal of the above 4 Disposed Businesses was RMB 118.3 million (US$18.8 million) and after the recognition of the impairment loss no disposal loss was recorded regarding the above 4 Disposed Businesses. Three of the businesses were part of the Tutoring segment, and Tianjin Holding was part of the Career Enhancement segment. The Company completed the disposal before the end of December 2011.

The Company will not generate any further cash flows and will have no significant continuing involvement in the operations of the 4 Disposed Businesses after December 30, 2011. The revenues and expenses related to the operations of the 4 Disposed Businesses have been segregated from continuing operations and reported as discontinued operations for all periods in accordance with ASC360-10-35. The cumulative translation adjustment related to each of the entities has been recognized as part of the loss on disposal given they had been sold and each meets the definition of a business under ASC810-10.

Prior to the disposal of the above businesses, the Group was negotiating with Tongshengle to acquire the leasehold of a school campus in Beijing. The transaction was completed on December 10, 2011 and an upfront deposit of RMB 134 million was paid before December 31, 2011 (see Note 9 (iii)).

(b)   Assets and liabilities classified as held for sale

On December 30, 2011, the Group entered into a sale and purchase agreement to sell Beijing Century College Group and 21st School back to Xihua Group for total consideration of RMB 556 million. At the same time, the Group retained the right to operate the 21st School on behalf of Xihua Group for a further 15 years, at which point the operating right will revert back to Xihua Group, unless Xihua Group should exercise its option to terminate the operating rights agreement at an earlier date.

According to the sale and purchase agreement, total consideration for the sale of Beijing Century College Group and 21st School of RMB 556 million is made up of RMB 183 million (US$ 29.1 million) in cash and shares, a waiver of liabilities of RMB 203 million (US$ 42.4 million), and the 15-year operating rights.  The consideration allocated to Beijing Century College Group and 21st School is RMB 239 million and RMB 317 million, respectively, based on their estimated fair values.

As of December 31, 2011, the transaction had not been completed as the parties were still in the process of clarifying final terms regarding operating rights and commencing the legal transfer process. Beijing Century College Group has been classified as assets and liabilities held for sale since the Group will have no continuing involvement in the College following the disposal. 21st School, remains included as held for use since the Group will have significant continuing involvement in 21st School following the disposal through the operating rights arrangement. (Please see Note 8 for further details on goodwill impairment on 21st School).

As of December 31, 2011, the assets and liabilities held by Beijing Century College Group after recognition of a goodwill impairment loss of RMB 8,928 are as follows:

2011
RMB
Assets held for sale
Cash and cash equivalents	139,099
Other current assets	8,490
Goodwill	55,724
Intangible assets, net	59,885
Property, plant and equipment, net	99,892
Land use right, net	18,113
Other non-current assets	3,198
384,401
Liabilities held for sale
Deferred revenue	(67,787)
Income tax payable	(7,745)
Accruals and other liabilities	(29,284)
Other current liabilities	(3,467)
Deferred tax liabilities — non-current	(12,029)
Other non-current liabilities	(24,857)
(145,169)

(c)          Discontinued operations

Following are revenues, income from discontinued operation and gain on sale of discontinued operations:

(1) Xi’an Tutoring

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	20,101	25,800	26,756
Impairment loss (note (i))	—	—	(36,303)
Income/(loss) before income taxes	5,012	8,113	(36,876)
Income tax expense	(47)	—	—
Income/(loss) from discontinued operation, net of tax	4,965	8,113	(36,876)
Loss on sale of discontinued operation before income taxes			—
Income tax expense			—
Loss on sale of discontinued operation, net of tax			—
Loss from and on sale of discontinued operation, net of tax			(36,876)

note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,488 for the year ended December 31, 2011.

(2) Shandong Software Companies

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	18,400	15,020	—
Impairment loss (note (i))	—	—	(39,758)
Income/(loss) before income taxes	6,518	6,304	(43,315)
Income tax expense	488	(259)	533
Income/(loss) from discontinued operation, net of tax	7,006	6,045	(42,782)
Loss on sale of discontinued operation before income taxes			—
Income tax expense			—
Loss on sale of discontinued operation, net of tax			—
Loss from and on sale of discontinued operation, net of tax			(42,782)

note (i) Foreign currency translation adjustment included in the impairment loss is RMB 2,668 for the year ended December 31, 2011.

(3) Guangzhou HP Tutoring

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	8,314	8,620	—
Impairment loss (note (i))	—	—	(29,073)
Income/(loss) before income taxes	2,922	3,383	(30,074)
Income tax expense	425	360	316
Income/(loss) from discontinued operation, net of tax	3,347	3,743	(29,758)
Loss on sale of discontinued operation before income taxes			—
Income tax expense			—
Loss on sale of discontinued operation, net of tax			—
Loss from and on sale of discontinued operation, net of tax			(29,758)

note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,285 for the year ended December 31, 2011.

(4) Tianjin Holding

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	16,737	13,146	5,161
Impairment loss (note (i))	—	—	(13,183)
Income/(loss) before income taxes	5,387	1,693	(16,518)
Income tax expense	(17)	(378)	6
Gain/(loss) from discontinued operation, net of tax	5,370	1,315	(16,512)
Loss on sale of discontinued operation before income taxes	—		—
Income tax expense			—
Loss on sale of discontinued operation, net of tax			—
Loss from and on sale of discontinued operation, net of tax			(16,512)

note (i) Foreign currency translation adjustment included in the impairment loss is RMB 585 for the year ended December 31, 2011.

(5) Beijing Century College Group

The revenues and income of Beijing Century College Group as reflected in income from discontinued operations are as follows:

	Year ended December, 31
	2009	2010	2011
	RMB	RMB	RMB
Revenues	103,059	126,330	128,870
Impairment loss	—	—	(8,928)
Income before income taxes	25,123	36,310	5,439
Income tax expense	361	(531)	908
Income from discontinued operations, net of tax	25,484	35,779	6,347

NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

25. NON-CONTROLLING INTERESTS

The Group’s majority-owned subsidiaries which are consolidated in the Group’s financial statements while at the same time recognizing a non-controlling interest are a subsidiary of Guangzhou ZS Career Enhancement, Shenyang K-12, Taishidian Holding, Ambow Jingxue and a subsidiary of Genesis Career Enhancement. As of December 31, 2011, the Group recognized a non-controlling interest in the consolidated statements of operations to reflect the 5%, 10%, 30%, 36% and 23% economic interest in Guangzhou ZS Career Enhancement, Shenyang K-12, Taishidian Holding, Ambow Jingxue and Genesis Career Enhancement, respectively, that is attributable to the shareholders other than the Group.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

26. FAIR VALUE MEASUREMENTS

At the beginning of the 2008 fiscal year, the Group adopted ASC Topic 820, “Fair Value Measurements and Disclosures”. ASC Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands financial statement disclosure requirements for fair value measurements. The Group’s initial adoption of ASC Topic 820 was limited to its fair value measurements of financial assets and financial liabilities, as permitted by ASC Topic 820. At the beginning of the 2009 fiscal year, the Group adopted ASC Topic 820 for the remainder of the Group’s fair value measurements. The implementation of the fair value measurement guidance of ASC Topic 820 did not result in any material changes to the carrying values of the Group’s assets and liabilities.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Group is responsible for determining the fair value of equity issued, assets acquired, liabilities assumed and intangibles identified as of the acquisition date and considered a number of factors including valuations from Marsh (Beijing) Risk Consulting Company Limited, an independent appraiser.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates. The following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that are measured and reported at fair value on a recurring basis:

Term deposits. At December 31, 2011, the Group’s term deposits consist of bank deposits with original maturity of three to twelve months. The Group’s term deposits are valued using observable inputs that reflect quoted prices for similar securities with identical characteristics, therefore considered Level 1 valuation techniques.

At December 31, 2010 and 2011 information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a recurring basis was as follows:

		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Assets:
Cash and cash equivalents	869,300	869,300
Term deposits	59,200	59,200

As of December 31, 2011
Assets:
Cash and cash equivalents	470,682	470,682
Restricted cash	2,200	2,200
Term deposits	46,205	46,205

CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
CONCENTRATIONS
CONCENTRATIONS

27. CONCENTRATIONS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, accounts receivable, other receivable, amounts due from related parties and other non-current assets, and advances to suppliers. The Group places its cash and cash equivalents and term deposits with financial institutions with high-credit ratings. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. To date, the Group has not experienced significant losses from uncollectible accounts. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

(a)                   Major customers

No single customer represented 10% or more of the Group’s total revenues for the years ended December 31, 2010 and 2011.

(b)                   Credit risk

A summary of the debtors who accounted for 10% or more of the Group’s consolidated accounts receivable, other receivables amounts due from related parties, and other non-current assets was as follows:

	As of December 31.
Debtors	2010		2011
	RMB	%	RMB	%
Accounts receivable

Company A	5,946	12%
Company B			12,000	11%
Company C			11,056	10%

	As of December 31,
Debtors	2010		2011
	RMB	%	RMB	%
Other receivables
Company D	72,444	16%	24,000	4%
Company E	51,200	11%
Company F	51,000	11%
Amounts due from related parties
Company G			11,324	13%
Company H	8,590	6%	8,590	10%
Company I	11,142	7%	32,619	37%
Other non-current assets
Company J			134,000	42%
Company K			55,936	17%
Company L			57,600	18%

(c)                   PRC Regulations

The Chinese market in which the Group operates exposes the Company to certain macroeconomic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide educational and career enhancement services through contractual arrangements in the PRC since this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate the education industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for our operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

(1) Tianjin Geha

In April 2010, the Group paid RMB 4 million under the exclusivity agreement with Tianjin Geha Technology Development Co., Ltd. (“Geha”). In November 2010, the Company signed the sale and purchase agreement (“S&P Agreement”) with Geha to acquire Tianjin Guanghua Company Management Consulting Co., Ltd. and paid an additional RMB 11.5 million by December 31, 2010. The acquisition was not closed as of December 31, 2011. Subsequently on April 20, 2012, the Company and Geha signed a termination agreement to terminate the S&P Agreement. The RMB 15.5 million paid previously will be fully repaid to the Company by April 2013. The portion to be repaid after December 31, 2012 of RMB 7.5 million is classified as a non-current asset as of December 31, 2011.

(2) Operating rights in relation to 21st school

As disclosed in Note 1(a), in December 2011, the Group signed an agreement to sell its 21st School to Xihua Group. As of December 31, 2011, the disposal transaction has not been completed, and 21st School remains classified as held for use since the Group will have significant continuing involvement in 21st School following the planned disposal. In March 2012, the Group finalised a 15 year operating rights arrangement with Xihua Group. The arrangement stipulates the rights and responsibilities of the individual parties during the 15 year period. Based on the contractual terms, these rights give Ambow the ability to continue operating the school on behalf of Xihua Group, and the right to extract any earnings arising over the next 15 years. Xihua Group has the right to terminate the operating rights arrangement at any time, and will be required to compensate the Group for any early termination in accordance with the terms of the original disposal agreement.

(3) Option grants

In March 2012, the Company granted 2,200,000 stock options and 200,000 restricted shares to management and employees of the Company.

ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

29.  ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries are reported as share of income from subsidiaries in the condensed financial statements.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
			Note 2(a)
ASSETS
Current assets:
Cash and cash equivalents	194,376	6,641	1,055
Accounts receivable, net	103	—	—
Amounts due from related parties	503,899	638,333	101,421
Prepaid expenses and other current assets	27,788	3,790	602
Total current assets	726,166	648,764	103,078

Non-current assets:
Intangible assets, net	738	547	87
Investment in subsidiaries	2,010,652	2,151,159	341,785
Total non-current assets	2,011,390	2,151,706	341,872

Total assets	2,737,556	2,800,470	444,950

LIABILITIES
Current liabilities:
Deferred revenue	6,623	5,417	861
Accounts payable	328	557	88
Amounts due from related parties	—	7,532	1,197
Accrued and other liabilities	50,654	58,444	9,286
Total current liabilities	57,605	71,950	11,432
Total non-current liabilities	—	16,938	2,691

Total liabilities	57,605	88,888	14,123

SHAREHOLDERS’ EQUITY
Class A ordinary shares
(US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 21,354,414 and 49,088,096 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	14	15	2
Class B ordinary shares
(US$0.0001 par value; 200,000,000 and 200,000,000 shares authorized, 121,212,562 and 95,392,968 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	87	87	14
Additional paid-in capital	2,463,238	2,498,162	396,918
Warrants	—	1,219	194
Retained earnings	212,431	233,616	37,118
Accumulated other comprehensive income	4,181	(21,517)	(3,419)
Total shareholders’ equity	2,679,951	2,711,582	430,827

Total liabilities and shareholders’ equity	2,737,556	2,800,470	444,950

Financial information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				Note 2(a)
NET REVENUES
- Educational program and services	—	2,001	1,008	160
- Software products	—	—	192	31
Total net revenues	—	2,001	1,200	191
Cost of revenues
- Educational program and services	—	(11,878)	(16,822)	(2,673)
- Software products	—	—	—	—
Total cost of revenues	—	(11,878)	(16,822)	(2,673)
GROSS PROFIT:	—	(9,877)	(15,622)	(2,482)
Operating expenses:
Selling and marketing	(4,411)	(6,832)	(7,286)	(1,158)
General and administrative	(11,706)	(35,752)	(38,335)	(6,090)
Research and development	(480)	(981)	(842)	(134)
Total operating expenses	(16,597)	(43,565)	(46,463)	(7,382)

OPERATING LOSS	(16,597)	(53,442)	(62,085)	(9,864)
Share of income from subsidiaries	153,204	268,960	83,356	13,244
OTHER INCOME (EXPENSE)
Interest income	1,629	514	64	10
Interest expenses	—	—	(1,040)	(165)
Foreign exchange losses, net	—	—	—	—
Other income/(expenses)	—	—	896	141
Income tax		—	(6)	(1)
NET INCOME	138,236	216,032	21,185	3,365

Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				Note 2(a)
Cash flows from operating activities	(467,126)	(257,026)	(180,407)	(28,664)
Cash flows from investing activities	—	—	—	—
Cash flows from financing activities	—	—	—	—
Proceeds from issuance of ordinary shares, net of expenses	—	447,628	—	—
Proceeds from issuance of exercise of options	—	—	2,684	426
Effects of exchange rate changes on cash and cash equivalents	(403)	(105)	(10,012)	(1,591)
Net change in cash and cash equivalents	(467,529)	190,497	(187,735)	(29,829)
Cash and cash equivalents at beginning of year	471,408	3,879	194,376	30,883
Cash and cash equivalents at end of year	3,879	194,376	6,641	1,054

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Conversion of Series A convertible redeemable preferred shares into ordinary shares	—	14,283	—	—
Conversion of Series B convertible redeemable preferred shares into ordinary shares	—	96,667	—	—
Conversion of Series C convertible redeemable preferred shares into ordinary shares	—	579,490	—	—
Conversion of Series D convertible redeemable preferred shares into ordinary shares	—	792,502	—	—
Issuance of ordinary shares for purchases of subsidiaries	414,027	—	—	—
Issuance of share options upon exercise of warrants (Note 15)	—	2,737
Issuance of share options upon warrants	—	—	1,219	194